STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9%
Advertising - .1%
Interpublic Group of Companies, Sr. Unscd. Notes	3.50	10/1/2020	300,000	303,526
Interpublic Group of Companies, Sr. Unscd. Notes	3.75	10/1/2021	300,000	307,550
Omnicom Group, Sr. Unscd. Notes	3.63	5/1/2022	500,000	514,796
WPP Finance 2010, Gtd. Notes	3.75	9/19/2024	350,000	362,608
				1,488,480
Aerospace & Defense - .4%
Harris, Sr. Unscd. Notes	5.05	4/27/2045	200,000	236,766
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/2035	250,000	263,451
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/2026	235,000	250,875
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/2042	250,000	277,118
Northrop Grumman, Sr. Unscd. Notes	3.50	3/15/2021	200,000	203,876
Northrop Grumman, Sr. Unscd. Notes	4.03	10/15/2047	160,000	170,600
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/2031	500,000	714,305
Raytheon, Sr. Unscd. Debs.	7.20	8/15/2027	150,000	196,613
The Boeing Company, Sr. Unscd. Notes	2.70	2/1/2027	150,000	149,888
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	125,620
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	200,091
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	126,077
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	200,000	196,760
The Boeing Company, Sr. Unscd. Notes	3.90	5/1/2049	250,000	257,846
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	125,000	125,621
United Technologies, Sr. Unscd. Notes	3.13	5/4/2027	110,000	113,697
United Technologies, Sr. Unscd. Notes	3.65	8/16/2023	225,000	235,725
United Technologies, Sr. Unscd. Notes	4.13	11/16/2028	210,000	232,150
United Technologies, Sr. Unscd. Notes	4.50	6/1/2042	380,000	436,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Aerospace & Defense - .4% (continued)
United Technologies, Sr. Unscd. Notes	4.63	11/16/2048	105,000	124,375
United Technologies, Sr. Unscd. Notes	5.70	4/15/2040	300,000	390,334
United Technologies, Sr. Unscd. Notes	6.70	8/1/2028	50,000	64,007
				5,092,101
Agriculture - .4%
Altria Group, Gtd. Notes	2.85	8/9/2022	500,000	504,231
Altria Group, Gtd. Notes	3.80	2/14/2024	300,000	312,683
Altria Group, Gtd. Notes	4.25	8/9/2042	300,000	292,440
Altria Group, Gtd. Notes	4.80	2/14/2029	300,000	323,052
Altria Group, Gtd. Notes	5.80	2/14/2039	300,000	344,489
Altria Group, Gtd. Notes	6.20	2/14/2059	150,000	173,469
Archer-Daniels-Midland, Sr. Unscd. Notes	2.50	8/11/2026	350,000	350,207
BAT Capital, Gtd. Notes	2.76	8/15/2022	350,000	350,240
BAT Capital, Gtd. Notes	3.22	8/15/2024	310,000	312,766
BAT Capital, Gtd. Notes	3.56	8/15/2027	310,000	309,306
BAT Capital, Gtd. Notes	4.39	8/15/2037	180,000	174,500
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/2022	600,000	602,036
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/2042	300,000	327,985
Reynolds American, Gtd. Notes	5.70	8/15/2035	240,000	269,756
				4,647,160
Airlines - .1%
American Airlines, Ser. 2016-1, Cl. AA	3.58	1/15/2028	466,995	484,930
United Airlines, Pass Thru Certs., Ser.A	4.30	8/15/2025	777,568	828,123
				1,313,053
Asset-Backed Ctfs./Auto Receivables - .2%
BMW Vehicle Owner Trust, Ser. 2018-A Cl. A4	2.51	6/25/2024	1,000,000	1,005,952
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	1,000,000	1,014,487
				2,020,439
Asset-Backed Ctfs./Credit Cards - .4%
BA Credit Card Trust, Ser. 2018-A1, Cl. A1	2.70	7/17/2023	925,000	933,376
Capital One Multi-Asset Execution Trust, Ser. 2017-A3, Cl. A3	2.43	1/15/2025	280,000	282,498
Capital One Multi-Asset Execution Trust, Ser. 2017-A4, Cl. A4	1.99	7/17/2023	500,000	499,066

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Asset-Backed Ctfs./Credit Cards - .4% (continued)
Capital One Multi-Asset Execution Trust, Ser. 2019-A1, Cl. A1	2.84	12/15/2024	250,000	254,529
Chase Issuance Trust, Ser. 2017-A4, Cl. A4	1.84	4/15/2022	500,000	498,847
Citibank Credit Card Issuance Trust, Ser. 2014-A5, Cl. A5	2.68	6/7/2023	500,000	505,248
Discover Card Execution Note Trust, Ser. 2017-A2, Cl. A2	2.39	7/15/2024	1,250,000	1,259,167
				4,232,731
Automobiles & Components - .5%
Aptiv, Gtd. Notes	4.25	1/15/2026	400,000	420,400
BorgWarner, Sr. Unscd. Notes	3.38	3/15/2025	500,000	514,378
Daimler Finance North America, Gtd. Notes	8.50	1/18/2031	200,000	296,812
Ford Motor, Sr. Unscd. Bonds	6.63	10/1/2028	400,000	455,126
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	160,000	148,461
Ford Motor Credit, Sr. Unscd. Notes	3.20	1/15/2021	750,000	752,997
Ford Motor Credit, Sr. Unscd. Notes	4.38	8/6/2023	400,000	411,679
Ford Motor Credit, Sr. Unscd. Notes	5.11	5/3/2029	250,000	254,777
General Motors, Sr. Unscd. Notes	4.20	10/1/2027	180,000	182,977
General Motors, Sr. Unscd. Notes	5.15	4/1/2038	90,000	90,594
General Motors, Sr. Unscd. Notes	5.20	4/1/2045	340,000	331,900
General Motors Financial, Gtd. Notes	4.30	7/13/2025	500,000	515,692
General Motors Financial, Sr. Unscd. Notes	3.55	7/8/2022	200,000	203,311
Toyota Motor, Sr. Unscd. Bonds	3.67	7/20/2028	200,000	217,226
Toyota Motor Credit, Sr. Unscd. Notes	2.63	1/10/2023	500,000	506,011
				5,302,341
Banks - 6.1%
Australia & New Zealand Banking Group, Sr. Unscd. Notes	2.30	6/1/2021	350,000	350,255
Banco Santander, Sr. Unscd. Notes	3.80	2/23/2028	400,000	410,900
Bank of America, Sr. Unscd. Notes	2.63	4/19/2021	610,000	613,165
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	744,000	754,935
Bank of America, Sr. Unscd. Notes	3.19	7/23/2030	130,000	131,231
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	630,000	658,796
Bank of America, Sr. Unscd. Notes	3.82	1/20/2028	310,000	328,824
Bank of America, Sr. Unscd. Notes	3.86	7/23/2024	150,000	157,328
Bank of America, Sr. Unscd. Notes	3.95	1/23/2049	75,000	80,326
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	150,000	160,472
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	300,000	321,762
Bank of America, Sr. Unscd. Notes	4.13	1/22/2024	500,000	533,743
Bank of America, Sr. Unscd. Notes	4.24	4/24/2038	160,000	177,824
Bank of America, Sr. Unscd. Notes	4.27	7/23/2029	180,000	197,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.1% (continued)
Bank of America, Sr. Unscd. Notes	4.33	3/15/2050	145,000	164,846
Bank of America, Sr. Unscd. Notes	5.00	1/21/2044	500,000	616,036
Bank of America, Sub. Notes, MTN	4.00	1/22/2025	500,000	525,503
Bank of America, Sub. Notes, Ser. L	4.18	11/25/2027	500,000	531,695
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	500,000	517,101
Bank of Nova Scotia, Sr. Unscd. Notes	2.80	7/21/2021	600,000	606,145
Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	500,000	538,781
Barclays, Sr. Unscd. Notes	3.20	8/10/2021	500,000	503,325
Barclays, Sr. Unscd. Notes	4.34	1/10/2028	200,000	205,195
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000	207,025
Barclays Bank, Sub. Notes	5.14	10/14/2020	500,000	512,828
BB&T, Sr. Unscd. Notes	2.50	8/1/2024	200,000	199,709
BB&T, Sr. Unscd. Notes	3.70	6/5/2025	300,000	318,444
BNP Paribas, Gtd. Notes	5.00	1/15/2021	500,000	519,630
BPCE, Gtd. Notes	4.00	4/15/2024	200,000	213,679
Citibank NA, Sr. Unscd. Notes	2.84	5/20/2022	250,000	251,707
Citigroup, Sr. Unscd. Bonds	2.90	12/8/2021	500,000	505,934
Citigroup, Sr. Unscd. Bonds	4.28	4/24/2048	480,000	540,557
Citigroup, Sr. Unscd. Notes	2.65	10/26/2020	1,250,000	1,253,841
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	500,000	504,120
Citigroup, Sr. Unscd. Notes	3.67	7/24/2028	500,000	523,674
Citigroup, Sr. Unscd. Notes	3.88	1/24/2039	60,000	63,689
Citigroup, Sr. Unscd. Notes	4.08	4/23/2029	100,000	107,317
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	350,000	408,813
Citigroup, Sr. Unscd. Notes	4.65	7/23/2048	150,000	176,849
Citigroup, Sr. Unscd. Notes	5.88	1/30/2042	200,000	267,596
Citigroup, Sr. Unscd. Notes	6.63	1/15/2028	100,000	124,631
Citigroup, Sub. Notes	4.05	7/30/2022	250,000	260,155
Citigroup, Sub. Notes	5.50	9/13/2025	500,000	563,863
Citigroup, Sub. Notes	6.68	9/13/2043	500,000	707,685
Cooperatieve Rabobank, Gtd. Notes	3.95	11/9/2022	1,000,000	1,037,955
Cooperatieve Rabobank, Sr. Unscd. Notes	2.50	1/19/2021	400,000	400,841
Credit Suisse, Sr. Unscd. Notes	4.38	8/5/2020	1,000,000	1,019,982
Credit Suisse Group Funding, Gtd. Notes	3.75	3/26/2025	500,000	520,853
Credit Suisse Group Funding, Gtd. Notes	4.88	5/15/2045	280,000	332,094
Deutsche Bank, Sr. Unscd. Notes	4.25	10/14/2021	290,000	293,265
Development Bank of Japan, Sr. Unscd. Notes	2.00	10/19/2021	500,000	498,504
Discover Bank, Sr. Unscd. Bonds	3.45	7/27/2026	500,000	511,183

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.1% (continued)
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000	426,482
Fifth Third Bancorp, Sr. Unscd. Notes	3.50	3/15/2022	600,000	615,498
Goldman Sachs Group, Sr. Unscd. Bonds	4.22	5/1/2029	200,000	215,155
Goldman Sachs Group, Sr. Unscd. Notes	2.35	11/15/2021	500,000	498,466
Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/2023	500,000	516,980
Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	730,000	766,669
Goldman Sachs Group, Sr. Unscd. Notes	6.25	2/1/2041	700,000	943,026
Goldman Sachs Group, Sub. Notes	4.25	10/21/2025	130,000	138,452
Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	500,000	666,546
HSBC Holdings, Sr. Unscd. Notes	3.40	3/8/2021	600,000	608,203
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/2026	295,000	309,567
HSBC Holdings, Sr. Unscd. Notes	3.97	5/22/2030	300,000	313,569
HSBC Holdings, Sr. Unscd. Notes	5.10	4/5/2021	750,000	783,090
HSBC Holdings, Sub. Notes	4.25	3/14/2024	500,000	524,628
HSBC Holdings, Sub. Notes	6.50	5/2/2036	850,000	1,107,436
Industrial & Commercial Bank of China, Sr. Unscd. Bonds	2.45	10/20/2021	500,000	497,133
Industrial & Commercial Bank of China, Sr. Unscd. Notes	2.91	11/13/2020	300,000	300,882
ING Groep, Sr. Unscd. Notes	3.15	3/29/2022	300,000	304,867
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	300,000	310,917
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/2024	400,000	426,891
JPMorgan Chase & Co, Sr. Unscd. Notes	4.20	7/23/2029	150,000	164,115
JPMorgan Chase & Co., Sr. Unscd. Notes	2.40	6/7/2021	1,240,000	1,241,912
JPMorgan Chase & Co., Sr. Unscd. Notes	2.78	4/25/2023	300,000	302,204
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/2023	1,000,000	1,026,625
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	518,032
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000	140,213
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	140,000	146,739
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	111,658
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	200,000	214,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.1% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000		215,869
JPMorgan Chase & Co., Sr. Unscd. Notes	4.25	10/15/2020	500,000		511,204
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000		446,537
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	500,000		518,871
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	500,000		524,840
JPMorgan Chase & Co., Sub. Notes	4.13	12/15/2026	500,000		539,163
KeyBank, Sr. Unscd. Notes	3.30	6/1/2025	400,000		417,179
KeyBank, Sub. Notes	6.95	2/1/2028	100,000		124,865
KFW, Gov't Gtd. Bonds	2.13	6/15/2022	320,000		322,202
KFW, Gov't Gtd. Notes	1.50	6/15/2021	765,000		759,016
KFW, Gov't Gtd. Notes	1.63	3/15/2021	1,900,000		1,889,789
KFW, Gov't Gtd. Notes	2.00	5/2/2025	1,100,000	[a]	1,104,656
KFW, Gov't Gtd. Notes	2.13	3/7/2022	620,000		623,872
KFW, Gov't Gtd. Notes	2.38	12/29/2022	305,000		310,253
Korea Development Bank, Sr. Unscd. Notes	2.75	3/19/2023	300,000		304,030
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	1.75	8/22/2022	210,000		209,247
Kreditanstalt Fuer Wiederaufbau, Govt. Gtd. Bonds	2.50	2/15/2022	300,000		304,595
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/2025	500,000	[a]	511,550
Lloyds Banking Group, Sr. Unscd. Notes	4.55	8/16/2028	500,000		537,338
Llyods Banking Group, Sub. Notes	4.58	12/10/2025	820,000		853,366
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.00	2/22/2022	500,000		506,464
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.54	7/26/2021	300,000		306,113
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.68	2/22/2027	500,000		528,841
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.76	7/26/2023	300,000		313,924
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	4.29	7/26/2038	200,000		222,864
Mizuho Financial Group, Sr. Unscd. Bonds	2.27	9/13/2021	500,000		497,978
Mizuho Financial Group, Sr. Unscd. Bonds	2.84	9/13/2026	500,000		500,778
Morgan Stanley, Sr. Unscd. Notes	2.72	7/22/2025	100,000		100,222
Morgan Stanley, Sr. Unscd. Notes	3.13	1/23/2023	150,000		152,964
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/2027	380,000		397,330
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	500,000		520,909

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.1% (continued)
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000		189,148
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	500,000		534,275
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	500,000		563,278
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000		425,661
Morgan Stanley, Sub. Notes	3.95	4/23/2027	500,000		524,062
Morgan Stanley, Sub. Notes	4.10	5/22/2023	500,000		524,291
National Australia Bank, Sr. Unscd. Notes	2.50	7/12/2026	500,000		497,621
Northern Trust, Sub. Notes	3.95	10/30/2025	846,000		911,839
Oesterreichische Kontrollbank, Gov't Gtd. Notes	1.50	10/21/2020	500,000		496,644
PNC Bank, Sr. Unscd. Notes	2.63	2/17/2022	500,000		504,131
PNC Bank, Sub. Notes	3.80	7/25/2023	500,000		523,946
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/2022	300,000		322,684
Royal Bank Scotland Group, Sr. Unscd. Notes	4.80	4/5/2026	500,000		534,725
Santander UK Group Holdings, Sr. Unscd. Notes	2.88	10/16/2020	500,000		500,881
Skandinaviska Enskilda, Sr. Unscd. Notes	1.88	9/13/2021	250,000		246,932
State Street, Sr. Unscd. Notes	2.55	8/18/2020	310,000		310,962
State Street, Sr. Unscd. Notes	3.55	8/18/2025	290,000		306,639
State Street, Sr. Unscd. Notes	3.70	11/20/2023	250,000		264,628
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/2023	290,000		294,839
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/2027	160,000		166,945
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/2026	500,000		531,186
SunTrust Bank, Sr. Unscd. Notes	2.75	5/1/2023	500,000		504,119
The Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	500,000	[a]	520,210
The Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/2020	500,000		501,574
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	2/20/2024	500,000		519,660
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	150,000		156,917
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	200,000		209,874
Toronto-Dominion Bank, Sr. Unscd. Notes	2.50	12/14/2020	500,000		502,006
Toronto-Dominion Bank, Sr. Unscd. Notes	3.50	7/19/2023	350,000		366,333
U.S. Bancorp, Sr. Unscd. Notes	3.00	3/15/2022	900,000		917,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.1% (continued)
US Bank, Sr. Unscd. Notes	3.40	7/24/2023	350,000	364,457
Wells Fargo & Co, Sr. Unscd. Notes	4.15	1/24/2029	135,000	147,639
Wells Fargo & Co., Sr. Unscd. Notes	2.10	7/26/2021	620,000	617,441
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	470,000	477,157
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000	208,914
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000	529,296
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	541,533
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000	565,893
Wells Fargo & Co., Sub. Notes	4.75	12/7/2046	500,000	574,718
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/2023	500,000	514,343
Westpac Banking, Sr. Unscd. Notes	2.60	11/23/2020	1,000,000	1,003,856
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/2026	200,000	204,015
				70,271,532
Beverage Products - .7%
Anheuser-Busch, Gtd. Notes	4.70	2/1/2036	590,000	661,088
Anheuser-Busch Companies, Gtd. Notes	3.65	2/1/2026	615,000	649,302
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/2043	700,000	704,064
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	4/15/2048	500,000	551,036
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	285,000	324,768
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.45	1/23/2039	120,000	145,334
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.80	1/23/2059	300,000	383,123
Anheuser-Busch Worldwide, Gtd. Notes	4.00	4/13/2028	500,000	543,160
Coca-Cola, Sr. Unscd. Notes	3.30	9/1/2021	750,000	768,670
Diageo Investment, Gtd. Notes	4.25	5/11/2042	250,000	280,707
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	215,000	225,628
Molson Coors Brewing, Gtd. Notes	2.10	7/15/2021	500,000	496,805
Molson Coors Brewing, Gtd. Notes	4.20	7/15/2046	150,000	144,961
PepsiCo, Sr. Unscd. Notes	2.15	10/14/2020	810,000	809,996
PepsiCo, Sr. Unscd. Notes	3.50	7/17/2025	500,000	531,466
PepsiCo, Sr. Unscd. Notes	4.45	4/14/2046	210,000	248,468
				7,468,576
Building Materials - .0%
Johnson Controls International, Sr. Unscd. Notes	5.13	9/14/2045	10,000	11,117
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	137,000	164,568
				175,685
Chemicals - .4%
Celanese US Holdings, Gtd. Notes	4.63	11/15/2022	350,000	370,355

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Chemicals - .4% (continued)
DowDuPont, Sr. Unscd. Notes	4.21	11/15/2023	100,000	106,403
DowDuPont, Sr. Unscd. Notes	4.49	11/15/2025	100,000	109,356
DowDuPont, Sr. Unscd. Notes	4.73	11/15/2028	100,000	112,617
DowDuPont, Sr. Unscd. Notes	5.42	11/15/2048	125,000	151,531
Eastman Chemical, Sr. Unscd. Notes	3.80	3/15/2025	378,000	394,082
Ecolab, Sr. Unscd. Notes	2.70	11/1/2026	250,000	252,945
Ecolab, Sr. Unscd. Notes	4.35	12/8/2021	164,000	171,681
LYB International Finance, Gtd. Notes	4.00	7/15/2023	350,000	369,511
Mosaic, Sr. Unscd. Notes	4.25	11/15/2023	300,000	318,346
Nutrien, Sr. Unscd. Notes	3.63	3/15/2024	200,000	206,688
Nutrien, Sr. Unscd. Notes	5.25	1/15/2045	200,000	226,467
Praxair, Sr. Unscd. Notes	2.45	2/15/2022	400,000	403,561
Sherwin-Williams, Sr. Unscd. Notes	4.50	6/1/2047	100,000	106,971
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	500,000	660,332
The Dow Chemical Company, Sr. Unscd. Notes	3.63	5/15/2026	250,000	[b] 258,710
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	300,000	303,459
				4,523,015
Commercial & Professional Services - .2%
Cleveland Clinic Foundation, Unscd. Bonds	4.86	1/1/2114	150,000	183,110
IHS Markit, Sr. Unscd. Notes	3.63	5/1/2024	223,000	229,010
Moody's, Sr. Unscd. Notes	3.25	6/7/2021	250,000	253,654
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	450,000	453,658
S&P Global, Gtd. Notes	4.40	2/15/2026	230,000	254,604
Stanford Unversity, Unscd. Bonds	3.65	5/1/2048	105,000	114,720
Total System Services, Sr. Unscd. Notes	4.80	4/1/2026	500,000	552,130
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	55,116
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000	263,448
				2,359,450
Commercial Mortgage Pass-Through Ctfs. - 1.4%
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/1/2050	500,000	527,408
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/1/2047	1,000,000	1,056,094
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.11	8/1/2050	750,000	811,492
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/1/2047	200,000	213,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.4% (continued)
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/1/2049	1,035,000	1,108,439
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/1/2047	456,429	480,515
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2012-LC9, Cl. A5	2.84	12/1/2047	1,000,000	1,015,395
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/1/2045	500,000	534,332
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/1/2047	725,000	766,723
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/1/2048	2,000,000	2,144,478
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/1/2048	1,175,000	1,221,582
Morgan Stanley Capital I Trust, Ser. 2012-C4, Cl. AS	3.77	3/1/2045	720,000	739,354
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/1/2048	2,000,000	2,051,692
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/1/2051	500,000	562,210
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/1/2046	412,000	424,681
Wells Fargo Commercial Mortgage Trust, Ser. 2017-RC1, Cl. A2	3.12	1/1/2060	500,000	507,719
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44 Cl. A5	4.21	5/1/2051	900,000	1,002,463
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/1/2046	406,891	410,571
				15,578,988
Consumer Discretionary - .1%
Carnival, Gtd. Notes	3.95	10/15/2020	300,000	305,534
Hasbro, Sr. Unscd. Notes	3.15	5/15/2021	450,000	454,587
Marriott International, Sr. Unscd. Notes, Ser. N	3.13	10/15/2021	600,000	606,359
				1,366,480
Consumer Durables & Apparel - .1%
Nike, Sr. Unscd. Notes	2.25	5/1/2023	300,000	301,542
Nike, Sr. Unscd. Notes	3.63	5/1/2043	300,000	312,969
				614,511
Consumer Staples - .2%
Church & Dwight Co., Sr. Unscd. Notes	3.95	8/1/2047	300,000	304,151

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Consumer Staples - .2% (continued)
Clorox, Sr. Unscd. Notes	3.80	11/15/2021	200,000	206,399
Colgate-Palmolive, Sr. Unscd. Notes	2.45	11/15/2021	500,000	504,874
Procter & Gamble, Sr. Unscd. Notes	2.30	2/6/2022	500,000	502,695
Unilever Capital, Gtd. Notes	5.90	11/15/2032	250,000	334,093
				1,852,212
Diversified Financials - .7%
AerCap Ireland Capital, Gtd. Notes	3.50	5/26/2022	500,000	508,729
AerCap Ireland Capital, Gtd. Notes	3.95	2/1/2022	500,000	513,014
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/2025	250,000	256,038
Air Lease, Sr. Unscd. Notes	3.75	2/1/2022	100,000	102,363
American Express, Sub. Notes	3.63	12/5/2024	500,000	523,780
Ares Capital, Sr. Unscd. Notes	3.50	2/10/2023	300,000	300,203
Blackrock, Sr. Unscd. Notes	3.50	3/18/2024	250,000	265,394
Capital One Financial, Sr. Unscd. Notes	4.75	7/15/2021	300,000	312,977
Capital One Financial, Sub. Notes	3.75	7/28/2026	750,000	769,203
CME Group, Sr. Unscd. Notes	3.00	3/15/2025	250,000	259,000
GE Capital International Funding, Gtd. Notes	4.42	11/15/2035	600,000	606,667
Intercontinental Exchange, Gtd. Notes	4.00	10/15/2023	350,000	371,963
Intercontinental Exchange, Sr. Unscd. Notes	4.25	9/21/2048	75,000	85,746
Invesco Finance, Gtd. Notes	4.00	1/30/2024	250,000	264,418
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/2027	35,000	40,206
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/2023	150,000	161,139
Legg Mason, Sr. Unscd. Notes	5.63	1/15/2044	200,000	219,799
Nasdaq, Sr. Unscd. Notes	4.25	6/1/2024	250,000	268,698
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	500,000	523,929
TD Ameritrade Holding, Sr. Unscd. Notes	2.95	4/1/2022	200,000	203,334
Visa, Sr. Unscd. Notes	2.20	12/14/2020	400,000	400,631
Visa, Sr. Unscd. Notes	3.65	9/15/2047	55,000	59,816
Visa, Sr. Unscd. Notes	4.15	12/14/2035	270,000	315,141
Visa, Sr. Unscd. Notes	4.30	12/14/2045	200,000	237,174
				7,569,362
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	132,436
Electronic Components - .1%
Allegion US Holding, Gtd. Notes	3.20	10/1/2024	400,000	405,631
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/2023	500,000	525,606
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/2023	260,000	[a] 265,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Electronic Components - .1% (continued)
Fortive, Sr. Unscd. Notes	2.35	6/15/2021	250,000		249,126
				1,446,279
Energy - 2.6%
Anadarko Petroleum, Sr. Unscd. Notes	6.60	3/15/2046	250,000		321,034
Baker Hughes, Sr. Unscd. Notes	3.20	8/15/2021	382,000		387,428
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	400,000		402,642
BP Capital Markets America, Gtd. Notes	3.25	5/6/2022	700,000		718,088
BP Capital Markets America, Gtd. Notes	3.80	9/21/2025	300,000		320,036
BP Capital Markets America, Gtd. Notes	3.94	9/21/2028	300,000		326,190
BP Capital Markets America, Gtd. Notes	4.23	11/6/2028	100,000		111,113
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/2038	200,000		249,830
Cenovus Energy, Sr. Unscd. Notes	4.25	4/15/2027	500,000	[a]	515,653
Chevron, Sr. Unscd. Notes	2.95	5/16/2026	295,000		305,273
Chevron, Sr. Unscd. Notes	3.33	11/17/2025	165,000		174,545
CNOOC Finance 2013, Gtd. Notes	3.00	5/9/2023	500,000		504,530
Concho Resources, Gtd. Notes	4.30	8/15/2028	200,000		214,382
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000		66,258
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	150,000		171,053
ConocoPhillips, Gtd. Notes	5.95	3/15/2046	250,000		347,521
ConocoPhillips Holding, Sr. Unscd. Notes	6.95	4/15/2029	125,000		168,210
Devon Energy, Sr. Unscd. Notes	5.85	12/15/2025	71,000		83,870
Ecopetrol, Sr. Unscd. Notes	7.38	9/18/2043	300,000		387,975
Enable Midstream Partners, Sr. Unscd. Notes	5.00	5/15/2044	250,000		238,183
Enbridge, Gtd. Notes	4.25	12/1/2026	500,000		544,752
Enbridge Energy Partners, Gtd. Notes	5.50	9/15/2040	370,000		427,763
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	500,000		509,947
Energy Transfer Operating, Gtd. Notes	6.25	4/15/2049	95,000		113,051
Enterprise Products, Gtd. Notes	4.25	2/15/2048	75,000		77,270
Enterprise Products Operating, Gtd. Notes	3.35	3/15/2023	600,000		617,950
Enterprise Products Operating, Gtd. Notes	3.70	2/15/2026	200,000		210,882
Enterprise Products Operating, Gtd. Notes	4.90	5/15/2046	500,000		560,436
EOG Resources, Sr. Unscd. Notes	3.90	4/1/2035	400,000		431,787

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Energy - 2.6% (continued)
Exxon Mobil, Sr. Unscd. Notes	2.22	3/1/2021	500,000		500,993
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/2046	500,000	[a]	572,365
Halliburton, Sr. Unscd. Notes	3.80	11/15/2025	415,000		436,319
Hess, Sr. Unscd. Notes	4.30	4/1/2027	250,000		257,242
Hess, Sr. Unscd. Notes	5.60	2/15/2041	250,000		264,525
HollyFrontier, Sr. Unscd. Bonds	5.88	4/1/2026	480,000		531,674
Kerr-McGee, Gtd. Notes	6.95	7/1/2024	300,000		351,464
Kinder Morgan, Gtd. Notes	4.30	3/1/2028	500,000		536,167
Kinder Morgan Energy Partner, Gtd. Notes	5.00	10/1/2021	300,000		313,415
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/2023	500,000		515,221
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	300,000		320,860
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/2031	350,000		455,439
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/2037	300,000		364,389
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	500,000		525,512
MPLX, Sr. Unscd. Notes	4.50	4/15/2038	105,000		106,430
MPLX, Sr. Unscd. Notes	4.88	12/1/2024	500,000		544,957
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	115,000		115,662
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	150,000		167,568
Nexen Energy, Gtd. Notes	5.88	3/10/2035	125,000		156,009
Noble Energy, Sr. Unscd. Notes	3.90	11/15/2024	200,000		208,553
Noble Energy, Sr. Unscd. Notes	4.15	12/15/2021	539,000		555,871
Occidental Petroleum, Sr. Unscd. Notes	3.00	2/15/2027	300,000		299,260
Occidental Petroleum, Sr. Unscd. Notes	4.10	2/15/2047	310,000		302,697
Occidental Petroleum, Sr. Unscd. Notes, Ser. 1	4.10	2/1/2021	200,000		204,150
ONEOK, Gtd. Notes	4.00	7/13/2027	300,000		313,499
ONEOK Partners, Gtd. Notes	5.00	9/15/2023	500,000		539,717
ONEOK Partners, Gtd. Notes	6.85	10/15/2037	60,000		75,716
Petroleos Mexicanos, Gtd. Bonds	5.50	6/27/2044	500,000		408,750
Petroleos Mexicanos, Gtd. Notes	4.88	1/18/2024	250,000		246,100
Petroleos Mexicanos, Gtd. Notes	5.35	2/12/2028	195,000		179,693
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	500,000		438,990
Petroleos Mexicanos, Gtd. Notes	6.50	3/13/2027	570,000		566,694
Petroleos Mexicanos, Gtd. Notes	6.75	9/21/2047	200,000		182,310
Phillips 66, Gtd. Notes	4.88	11/15/2044	202,000		228,640
Pioneer Natural Resources, Sr. Unscd. Notes	3.95	7/15/2022	500,000		519,614

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Energy - 2.6% (continued)
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/2023	300,000	309,620
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/2045	250,000	252,088
Regency Energy Partners, Gtd. Notes	4.50	11/1/2023	450,000	475,816
Sabine Pass Liquefaction, Sr. Scd. Notes	5.00	3/15/2027	600,000	654,682
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	4/15/2023	300,000	326,259
Shell International Finance, Gtd. Notes	1.88	5/10/2021	485,000	482,817
Shell International Finance, Gtd. Notes	2.88	5/10/2026	185,000	190,338
Shell International Finance, Gtd. Notes	3.25	5/11/2025	560,000	586,147
Shell International Finance, Gtd. Notes	4.13	5/11/2035	260,000	293,061
Spectra Energy Partners, Sr. Unscd. Notes	5.95	9/25/2043	200,000	246,193
Statoil, Gtd. Notes	2.65	1/15/2024	500,000	508,111
Suncor Energy, Sr. Unscd. Notes	4.00	11/15/2047	50,000	51,929
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/2038	300,000	408,646
Sunoco Logistics Partners Operations, Gtd. Notes	3.45	1/15/2023	200,000	203,731
Sunoco Logistics Partners Operations, Gtd. Notes	4.95	1/15/2043	200,000	197,069
Sunoco Logistics Partners Operations, Gtd. Notes	5.40	10/1/2047	110,000	117,156
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/2037	70,000	95,320
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	400,000	489,528
Total Capital International, Gtd. Notes	2.83	1/10/2030	170,000	170,732
Total Capital International, Gtd. Notes	3.46	7/12/2049	50,000	49,949
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/2023	500,000	522,400
TransCanada Pipelines, Sr. Unscd. Notes	4.88	5/15/2048	60,000	67,663
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/2037	75,000	94,939
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/2039	300,000	432,031
Valero Energy, Gtd. Notes	7.50	4/15/2032	170,000	230,887
Valero Energy, Sr. Unscd. Notes	6.63	6/15/2037	315,000	403,232
Williams, Sr. Unscd. Notes	3.75	6/15/2027	150,000	154,628
Williams, Sr. Unscd. Notes	4.00	9/15/2025	100,000	105,384

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Energy - 2.6% (continued)
Williams, Sr. Unscd. Notes	4.13	11/15/2020	500,000	508,131
				30,442,604
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	5.25	11/15/2021	500,000	530,166
Waste Management, Gtd. Notes	3.50	5/15/2024	500,000	523,744
Waste Management, Gtd. Notes	4.15	7/15/2049	250,000	276,519
				1,330,429
Financials - .0%
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/2025	250,000	263,957
Food Products - .4%
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/2025	400,000	402,400
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/2028	80,000	84,327
Conagra Brands, Sr. Unscd. Notes	3.20	1/25/2023	165,000	167,867
Conagra Brands, Sr. Unscd. Notes	4.85	11/1/2028	100,000	110,996
Conagra Brands, Sr. Unscd. Notes	5.40	11/1/2048	60,000	67,375
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	110,000	119,820
General Mills, Sr. Unscd. Notes	5.40	6/15/2040	300,000	351,980
Kellogg, Sr. Unscd. Notes	2.65	12/1/2023	300,000	304,105
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/2046	400,000	385,483
Kraft Heinz Foods, Gtd. Notes	6.75	3/15/2032	525,000	648,716
Kroger, Sr. Unscd. Notes	3.30	1/15/2021	300,000	303,732
Kroger, Sr. Unscd. Notes	3.70	8/1/2027	300,000	311,548
Kroger, Sr. Unscd. Notes	7.50	4/1/2031	400,000	536,104
Sysco, Gtd. Notes	5.38	9/21/2035	200,000	242,386
Tyson Foods, Gtd. Bonds	5.15	8/15/2044	250,000	283,848
				4,320,687
Foreign Governmental - 1.5%
Chilean Government, Sr. Unscd. Notes	3.13	3/27/2025	500,000	521,500
Colombian Government, Sr. Unscd. Bonds	5.00	6/15/2045	500,000	557,875
Colombian Government, Sr. Unscd. Notes	3.88	4/25/2027	500,000	523,005
Export Development Canada, Sr. Unscd. Bonds	2.63	2/21/2024	300,000	309,625
Export-Import Bank of Korea, Sr. Unscd. Bonds	4.00	1/14/2024	500,000	534,558
Export-Import Bank of Korea, Sr. Unscd. Notes	1.88	10/21/2021	500,000	495,428
Finnish Government, Sr. Unscd. Bonds	6.95	2/15/2026	25,000	31,578
Hungarian Government, Sr. Unscd. Notes	6.38	3/29/2021	200,000	212,661

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Foreign Governmental - 1.5% (continued)
Hungarian Government, Sr. Unscd. Notes	7.63	3/29/2041	300,000		476,669
Indonesian Government, Sr. Unscd. Notes	3.50	1/11/2028	300,000		308,272
Indonesian Government, Sr. Unscd. Notes	4.35	1/11/2048	300,000		315,982
Israeli Government, Gtd. Bonds	5.50	9/18/2023	450,000		513,715
Italian Government, Sr. Unscd. Debs.	6.88	9/27/2023	400,000		457,136
Japan Bank for International Cooperation, Gov't Gtd. Bonds	1.88	7/21/2026	500,000		488,167
Japan Bank for International Cooperation, Gov't Gtd. Notes	1.88	4/20/2021	490,000		488,109
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.75	1/21/2026	750,000		774,687
Mexican Government, Sr. Unscd. Notes	3.63	3/15/2022	500,000	[a]	514,755
Mexican Government, Sr. Unscd. Notes	4.60	1/23/2046	600,000		607,056
Mexican Government, Sr. Unscd. Notes	5.55	1/21/2045	850,000		984,725
Mexico, Sr. Unscd. Notes	4.15	3/28/2027	345,000		359,404
Panamanian Government, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		224,752
Panamanian Government, Sr. Unscd. Bonds	6.70	1/26/2036	400,000		551,504
Peruvian Government, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		526,791
Peruvian Government, Sr. Unscd. Bonds	7.35	7/21/2025	500,000		637,005
Philippine Government, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		439,332
Philippine Government, Sr. Unscd. Bonds	10.63	3/16/2025	800,000		1,148,035
Polish Government, Sr. Unscd. Notes	5.00	3/23/2022	650,000		697,677
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		85,853
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	925,000		1,149,952
Province of Manitoba Canada, Unscd. Debs.	8.88	9/15/2021	450,000		512,851
Province of Ontario Canada, Sr. Unscd. Notes	3.40	10/17/2023	150,000		158,072
Province of Quebec Canada, Sr. Unscd. Debs., Ser. NJ	7.50	7/15/2023	200,000		239,625
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	550,000		797,855

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Foreign Governmental - 1.5% (continued)
Uruguayan Government, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	[a]	118,257
Uruguayan Government, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		436,503
Uruguayan Government, Sr. Unscd. Notes	4.50	8/14/2024	400,000	[a]	430,504
				17,629,475
Forest Products & Other - .1%
International Paper, Sr. Unscd. Notes	3.65	6/15/2024	400,000		419,429
International Paper, Sr. Unscd. Notes	4.40	8/15/2047	250,000		250,977
				670,406
Health Care - 3.0%
Abbott Laboratories, Sr. Unscd. Notes	2.90	11/30/2021	600,000		607,961
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	1,000,000		1,009,944
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	170,000		175,297
AbbVie, Sr. Unscd. Notes	4.25	11/14/2028	110,000		117,619
AbbVie, Sr. Unscd. Notes	4.30	5/14/2036	235,000		240,386
AbbVie, Sr. Unscd. Notes	4.45	5/14/2046	330,000		329,001
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	110,000		116,467
Aetna, Sr. Unscd. Notes	4.75	3/15/2044	250,000		263,195
Aetna, Sr. Unscd. Notes	6.63	6/15/2036	150,000		189,008
Allergan Funding, Gtd. Notes	3.80	3/15/2025	500,000		518,262
Allergan Funding, Gtd. Notes	4.75	3/15/2045	400,000		413,722
Amgen, Sr. Unscd. Notes	2.60	8/19/2026	1,000,000		988,296
Amgen, Sr. Unscd. Notes	4.10	6/15/2021	500,000		513,120
Amgen, Sr. Unscd. Notes	4.66	6/15/2051	300,000		329,637
Anthem, Sr. Unscd. Notes	3.30	1/15/2023	500,000		513,437
Anthem, Sr. Unscd. Notes	4.38	12/1/2047	600,000		626,225
AstraZeneca, Sr. Unscd. Notes	2.38	11/16/2020	350,000		350,228
AstraZeneca, Sr. Unscd. Notes	4.38	8/17/2048	45,000	[a]	50,978
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/2045	205,000		230,996
Baxalta, Gtd. Notes	5.25	6/23/2045	350,000		432,853
Becton Dickinson and Company, Sr. Unscd. Notes	3.13	11/8/2021	500,000		506,381
Becton Dickinson and Company, Sr. Unscd. Notes	3.73	12/15/2024	386,000		404,622
Biogen, Sr. Unscd. Notes	4.05	9/15/2025	500,000		535,461
Bristol-Myers Squibb, Sr. Unscd. Notes	2.00	8/1/2022	400,000		396,542
Bristol-Myers Squibb, Sr. Unscd. Notes	2.90	7/26/2024	285,000	[b]	291,864
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	250,000	[b]	261,442

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Health Care - 3.0% (continued)
Bristol-Myers Squibb, Sr. Unscd. Notes	4.13	6/15/2039	110,000	[b]	120,176
Bristol-Myers Squibb, Sr. Unscd. Notes	4.25	10/26/2049	200,000	[b]	219,197
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/2023	300,000		304,547
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/2043	300,000		283,835
Celgene, Sr. Unscd. Notes	3.25	2/20/2023	60,000		61,496
Celgene, Sr. Unscd. Notes	3.88	8/15/2025	190,000		202,346
Celgene, Sr. Unscd. Notes	3.90	2/20/2028	90,000		96,755
Celgene, Sr. Unscd. Notes	4.35	11/15/2047	90,000		100,087
Celgene, Sr. Unscd. Notes	4.55	2/20/2048	90,000		103,147
Cigna, Gtd. Notes	3.20	9/17/2020	110,000	[b]	110,845
Cigna, Gtd. Notes	3.40	9/17/2021	80,000	[b]	81,396
Cigna, Gtd. Notes	3.75	7/15/2023	190,000	[b]	197,541
Cigna, Gtd. Notes	3.88	10/15/2047	75,000		70,790
Cigna, Gtd. Notes	4.13	11/15/2025	130,000	[b]	138,180
Cigna, Gtd. Notes	4.38	10/15/2028	230,000	[b]	249,625
Cigna, Gtd. Notes	4.50	3/15/2021	300,000		307,908
Cigna, Gtd. Notes	4.90	12/15/2048	180,000	[b]	197,979
CVS Health, Sr. Unscd. Notes	2.88	6/1/2026	400,000		396,809
CVS Health, Sr. Unscd. Notes	3.35	3/9/2021	400,000		405,418
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	400,000		421,317
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	640,000		679,886
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	500,000		530,438
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	550,000		598,701
Danaher, Sr. Unscd. Notes	4.38	9/15/2045	250,000		282,850
Dignity Health, Scd. Bonds	5.27	11/1/2064	304,000		347,595
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	500,000		522,774
Eli Lilly & Co., Sr. Unscd. Notes	5.55	3/15/2037	200,000		252,887
Express Scripts Holdings, Gtd. Notes	3.40	3/1/2027	250,000		254,810
Express Scripts Holdings, Gtd. Notes	4.80	7/15/2046	250,000		269,002
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/2047	220,000		231,522
Gilead Sciences, Sr. Unscd. Notes	4.50	4/1/2021	500,000		517,965
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/2035	190,000		216,933
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/2044	500,000		565,643
GlaxosmithKline Capital, Gtd. Notes	2.85	5/8/2022	500,000		507,574
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/2023	300,000		305,633
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	140,000		145,117
GlaxoSmithKline Capital, Gtd. Notes	3.88	5/15/2028	125,000		137,042
HCA, Sr. Scd. Notes	4.13	6/15/2029	110,000		112,904
HCA, Sr. Scd. Notes	5.13	6/15/2039	50,000		52,419
HCA, Sr. Scd. Notes	5.25	6/15/2049	100,000		105,640
Humana, Sr. Unscd. Notes	3.85	10/1/2024	500,000		522,691
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/2033	170,000		210,305

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Health Care - 3.0% (continued)
Johnson & Johnson, Sr. Unscd. Notes	1.65	3/1/2021	525,000	521,930
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000	382,704
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	52,552
Johnson & Johnson, Sr. Unscd. Notes	3.75	3/3/2047	350,000	379,018
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000	516,751
Kaiser Foundation Hospitals, Gtd. Notes	3.50	4/1/2022	400,000	412,540
Laboratory of America Holdings, Sr. Unscd. Notes	4.00	11/1/2023	400,000	418,891
McKesson, Sr. Unscd. Notes	4.75	3/1/2021	500,000	513,646
Medtronic, Gtd. Notes	3.50	3/15/2025	550,000	583,954
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes	4.20	7/1/2055	200,000	231,362
Merck & Co., Sr. Unscd. Notes	2.75	2/10/2025	500,000	511,445
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	55,000	61,222
Merck & Co., Sr. Unscd. Notes	4.00	3/7/2049	80,000	89,784
Mylan, Gtd. Notes	3.15	6/15/2021	200,000	201,883
Mylan, Gtd. Notes	5.40	11/29/2043	300,000	307,317
Northwell Healthcare, Scd. Notes	3.98	11/1/2046	250,000	257,479
Novartis Capital, Gtd. Notes	4.40	5/6/2044	340,000	401,547
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/2026	200,000	202,907
Pfizer, Sr. Unscd. Notes	1.95	6/3/2021	355,000	353,770
Pfizer, Sr. Unscd. Notes	2.75	6/3/2026	470,000	481,053
Pfizer, Sr. Unscd. Notes	3.00	12/15/2026	250,000	258,419
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	100,000	106,011
Pfizer, Sr. Unscd. Notes	4.00	3/15/2049	65,000	71,321
Pfizer, Sr. Unscd. Notes	4.13	12/15/2046	300,000	333,655
Pfizer, Sr. Unscd. Notes	4.20	9/15/2048	60,000	67,301
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	262,327
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/2025	500,000	517,771
Sanofi, Sr. Unscd. Notes	4.00	3/29/2021	550,000	564,811
Stryker, Sr. Unscd. Notes	3.50	3/15/2026	250,000	263,078
Stryker, Sr. Unscd. Notes	4.38	5/15/2044	250,000	277,178
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/2044	250,000	311,327
Trinity Health, Scd. Bonds	4.13	12/1/2045	200,000	218,998
UnitedHealth Group, Sr. Unscd. Notes	2.88	12/15/2021	350,000	354,900
UnitedHealth Group, Sr. Unscd. Notes	3.75	10/15/2047	70,000	71,773

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Health Care - 3.0% (continued)
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/2025	330,000	352,650
UnitedHealth Group, Sr. Unscd. Notes	4.25	6/15/2048	80,000	88,218
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	280,000	329,110
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/2038	410,000	591,954
UnitedHealth Group Inc, Sr. Unscd. Notes	3.88	12/15/2028	100,000	108,836
UnitedHealth Group Inc, Sr. Unscd. Notes	4.45	12/15/2048	60,000	67,978
Wyeth, Gtd. Notes	6.50	2/1/2034	200,000	278,797
Zimmer Biomet Holdings, Sr. Unscd. Notes	3.55	4/1/2025	250,000	258,520
				34,489,357
Industrials - .6%
3M, Sr. Unscd. Notes	2.25	9/19/2026	500,000	490,464
3M, Sr. Unscd. Notes	3.38	3/1/2029	300,000	317,342
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/2036	237,000	314,420
Caterpillar, Sr. Unscd. Notes	2.60	6/26/2022	800,000	809,837
Caterpillar, Sr. Unscd. Notes	4.30	5/15/2044	200,000	229,214
Caterpillar Financial Services, Sr. Unscd. Notes	2.95	2/26/2022	300,000	305,845
Eaton, Gtd. Notes	4.15	11/2/2042	400,000	432,709
General Electric, Sr. Unscd. Notes	4.50	3/11/2044	250,000	253,806
General Electric, Sr. Unscd. Notes	6.75	3/15/2032	500,000	627,160
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/2042	500,000	554,249
John Deere Capital, Sr. Unscd. Notes	2.80	3/6/2023	500,000	509,353
John Deere Capital, Sr. Unscd. Notes	3.15	10/15/2021	300,000	305,246
Parker-Hannifin, Sr. Unscd. Notes	4.00	6/14/2049	40,000	41,860
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/2026	500,000	525,999
Stanley Black & Decker, Gtd. Notes	3.40	12/1/2021	400,000	408,449
Textron, Sr. Unscd. Notes	4.00	3/15/2026	500,000	525,435
Xylem, Sr. Unscd. Notes	4.38	11/1/2046	250,000	265,408
Xylem, Sr. Unscd. Notes	4.88	10/1/2021	21,000	22,052
				6,938,848
Information Technology - .6%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	250,000	259,869
Autodesk, Sr. Unscd. Notes	4.38	6/15/2025	250,000	265,641
Fidelity National Information Services, Sr. Unscd. Bonds	3.00	8/15/2026	250,000	253,831
Fidelity National Information Services, Sr. Unscd. Notes	3.63	10/15/2020	450,000	455,671

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Information Technology - .6% (continued)
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	200,000	211,587
Fiserv, Sr. Unscd. Notes	2.75	7/1/2024	190,000	191,193
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	190,000	195,267
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	100,000	107,393
Microsoft, Sr. Unscd. Notes	1.55	8/8/2021	575,000	569,531
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	1,000,000	1,082,977
Microsoft, Sr. Unscd. Notes	4.45	11/3/2045	411,000	496,986
Microsoft, Sr. Unscd. Notes	4.50	2/6/2057	160,000	195,691
Microsoft, Sr. Unscd. Notes	4.75	11/3/2055	135,000	172,655
Microsoft, Sr. Unscd. Notes	5.20	6/1/2039	200,000	262,495
Oracle, Sr. Unscd. Notes	3.25	11/15/2027	250,000	260,954
Oracle, Sr. Unscd. Notes	3.40	7/8/2024	500,000	523,389
Oracle, Sr. Unscd. Notes	3.85	7/15/2036	500,000	535,406
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	480,000	519,071
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	160,000	171,750
Oracle, Sr. Unscd. Notes	4.38	5/15/2055	280,000	314,434
				7,045,791
Insurance - .8%
Aflac, Sr. Unscd. Notes	3.63	6/15/2023	300,000	314,612
Allstate, Sub. Debs., Ser. B	5.75	8/15/2053	300,000	318,456
American International Group, Sr. Unscd. Notes	3.88	1/15/2035	500,000	508,801
American International Group, Sr. Unscd. Notes	4.20	4/1/2028	90,000	96,672
American International Group, Sr. Unscd. Notes	4.75	4/1/2048	60,000	67,231
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	400,000	427,084
Aon, Gtd. Notes	3.75	5/2/2029	250,000	262,803
Aon, Gtd. Notes	4.60	6/14/2044	500,000	554,497
AXA, Sub. Bonds	8.60	12/15/2030	165,000	237,175
Axa Equitable Holdings, Sr. Unscd. Notes	4.35	4/20/2028	90,000	94,716
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/2026	500,000	517,397
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	135,000	152,105
Chubb, Gtd. Notes	6.00	5/11/2037	200,000	271,218
Chubb INA Holdings, Gtd. Notes	3.35	5/15/2024	250,000	262,176
First American Financial, Sr. Unscd. Notes	4.60	11/15/2024	500,000	533,687
Lincoln National, Sr. Unscd. Notes	3.63	12/12/2026	500,000	522,675
Lincoln National, Sr. Unscd. Notes	6.15	4/7/2036	39,000	47,936
Loews, Sr. Unscd. Notes	2.63	5/15/2023	250,000	252,719

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Insurance - .8% (continued)
Marsh & McLennan, Sr. Unscd. Notes	5.88	8/1/2033	275,000	349,967
Marsh & McLennan Cos Inc, Sr. Unscd. Notes	4.38	3/15/2029	70,000	78,011
Marsh & McLennan Cos Inc, Sr. Unscd. Notes	4.90	3/15/2049	65,000	78,297
MetLife, Sr. Unscd. Notes	3.60	4/10/2024	250,000	263,748
MetLife, Sr. Unscd. Notes	4.05	3/1/2045	200,000	216,545
MetLife, Sr. Unscd. Notes	6.38	6/15/2034	150,000	207,072
Progressive, Sr. Unscd. Notes	4.13	4/15/2047	70,000	78,351
Progressive, Sr. Unscd. Notes	4.35	4/25/2044	250,000	285,907
Progressive, Sr. Unscd. Notes	6.63	3/1/2029	100,000	131,641
Prudential Financial, Jr. Sub. Notes	5.20	3/15/2044	300,000	313,524
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/2044	400,000	464,041
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	250,000	260,571
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/2023	350,000	376,992
Travelers, Sr. Unscd. Notes	3.90	11/1/2020	500,000	510,547
Trinity Acquisition, Gtd. Notes	3.50	9/15/2021	500,000	508,433
				9,565,607
Internet Software & Services - .3%
Alibaba Group Holding, Sr. Unscd. Notes	3.13	11/28/2021	290,000	294,022
Alibaba Group Holding, Sr. Unscd. Notes	3.60	11/28/2024	300,000	312,395
Alibaba Group Holding, Sr. Unscd. Notes	4.00	12/6/2037	400,000	421,088
Alphabet, Sr. Unscd. Notes	2.00	8/15/2026	300,000	293,568
Alphabet, Sr. Unscd. Notes	3.63	5/19/2021	300,000	308,328
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	210,000	211,606
Amazon.com, Sr. Unscd. Notes	3.15	8/22/2027	650,000	683,431
Amazon.com, Sr. Unscd. Notes	3.88	8/22/2037	195,000	216,159
Baidu, Sr. Unscd. Notes	4.38	5/14/2024	200,000	212,287
Baidu, Sr. Unscd. Notes	4.88	11/14/2028	200,000	220,057
eBay, Sr. Unscd. Notes	4.00	7/15/2042	350,000	334,545
				3,507,486
Media - .9%
CBS, Gtd. Debs.	7.88	7/30/2030	150,000	204,432
CBS, Gtd. Notes	4.90	8/15/2044	240,000	258,629
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	510,000	550,500
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/2045	500,000	588,850

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Media - .9% (continued)
Charter Communications Operating/Capital, Sr. Scd. Notes	5.75	4/1/2048	100,000		109,226
Comcast, Gtd. Bonds	4.00	8/15/2047	60,000		63,389
Comcast, Gtd. Bonds	4.75	3/1/2044	500,000		583,012
Comcast, Gtd. Notes	2.75	3/1/2023	100,000		101,614
Comcast, Gtd. Notes	2.85	1/15/2023	300,000		305,896
Comcast, Gtd. Notes	3.38	8/15/2025	730,000		763,282
Comcast, Gtd. Notes	3.70	4/15/2024	345,000		365,073
Comcast, Gtd. Notes	3.90	3/1/2038	75,000		80,310
Comcast, Gtd. Notes	4.00	3/1/2048	60,000		63,273
Comcast, Gtd. Notes	4.25	1/15/2033	500,000		561,490
Comcast, Gtd. Notes	4.60	10/15/2038	200,000		230,023
Comcast, Gtd. Notes	4.70	10/15/2048	405,000		475,828
Comcast, Gtd. Notes	6.45	3/15/2037	300,000		406,800
Comcast Cable Communications Holdings, Gtd. Notes	9.46	11/15/2022	304,000		372,592
Discovery Communications, Gtd. Notes	3.95	3/20/2028	350,000		361,484
Discovery Communications, Gtd. Notes	5.20	9/20/2047	300,000		318,758
Fox Corp, Sr. Unscd. Notes	5.48	1/25/2039	65,000	[b]	77,106
Fox Corp, Sr. Unscd. Notes	5.58	1/25/2049	85,000	[b]	103,890
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/2045	200,000		202,943
The Walt Disney Company, Gtd. Notes	3.70	9/15/2024	400,000	[b]	425,911
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	110,000	[b]	135,733
The Walt Disney Company, Gtd. Notes	6.20	12/15/2034	250,000	[b]	342,043
The Walt Disney Company, Gtd. Notes	6.90	8/15/2039	230,000	[b]	343,567
The Walt Disney Company, Gtd. Notes	7.75	12/1/2045	100,000	[b]	167,520
Time Warner Cable, Sr. Scd. Debs.	4.50	9/15/2042	250,000		237,343
Time Warner Cable, Sr. Scd. Debs.	6.55	5/1/2037	350,000		410,247
Viacom, Sr. Unscd. Notes	4.38	3/15/2043	400,000		396,032
Walt Disney, Gtd. Notes	2.30	2/12/2021	500,000		501,705
Walt Disney, Gtd. Notes	3.00	2/13/2026	500,000		519,814
				10,628,315
Metals & Mining - .3%
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/2039	400,000		503,470
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/2042	200,000		224,345
Newmont Goldcorp, Gtd. Notes	3.63	6/9/2021	500,000	[b]	508,057
Newmont Mining, Gtd. Notes	6.25	10/1/2039	126,000		163,986

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Metals & Mining - ..3% (continued)
Nucor, Sr. Unscd. Notes	6.40	12/1/2037	200,000	267,465
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/2031	350,000	490,403
Southern Copper, Sr. Unscd. Notes	5.25	11/8/2042	500,000	556,799
Vale Canada, Sr. Unscd. Bonds	7.20	9/15/2032	100,000	117,750
Vale Overseas, Gtd. Notes	6.88	11/21/2036	550,000	668,173
				3,500,448
Municipal Securities - .6%
American Municipal Power, Revenue Bond (Build America Bonds)	8.08	2/15/2050	100,000	174,268
Bay Area Toll Authority, Revenue Bond (Build America Bonds)	6.26	4/1/2049	300,000	454,500
California, GO	3.50	4/1/2028	100,000	107,572
California, GO (Various Purpose)	7.50	4/1/2034	500,000	750,455
California, GO (Various Purpose)	7.55	4/1/2039	300,000	481,710
Illinois, GO (Pension Funding Series)	5.10	6/1/2033	730,000	754,433
Los Angeles Unified School District, GO (Build America Bonds)	5.75	7/1/2034	350,000	448,487
Metropolitan Transportation Authority, Dedicated Tax Funds Bonds	7.34	11/15/2039	300,000	468,084
Municipal Electric Authority of Georgia, GO (Plant Vogtle Units 3 and 4 Project J Bonds) (Build America Bonds)	6.64	4/1/2057	348,000	447,500
New Jersey Economic Development Authority, State Pension Funding Bonds (Insured; National Public Finance Guarantee Corp.)	7.43	2/15/2029	250,000	316,885
New Jersey Turnpike Authority, Revenue Bond (Build America Bonds)	7.41	1/1/2040	400,000	630,460
New York City Municipal Water Finance Authority, Revenue Bond (Build America Bonds)	5.95	6/15/2042	345,000	487,116
Ohio State University, General Receipts Bonds (Multiyear Debt Issuance Program)	3.80	12/1/2046	250,000	270,308
Port Authority of New York and New Jersey, (Consolidated Bonds, 192nd Series)	4.81	10/15/2065	300,000	377,394
San Diego County Water Authority Financing Agency, Water Revenue (Build America Bonds)	6.14	5/1/2049	300,000	425,589
State of Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	255,144
				6,849,905

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Real Estate - .9%
American Tower Corp, Sr. Unscd. Notes	3.80	8/15/2029	90,000		93,561
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/2023	400,000		428,343
Boston Properties, Sr. Unscd. Bonds	5.63	11/15/2020	700,000		724,059
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	100,000		112,235
Brixmor Operating Partnership, Sr. Unscd. Notes	3.90	3/15/2027	300,000		309,826
Crown Castle International, Sr. Unscd. Notes	3.20	9/1/2024	270,000		275,629
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/2026	430,000		449,748
Duke Realty, Gtd. Notes	3.75	12/1/2024	400,000		420,155
Essex Portfolio, Gtd. Notes	4.00	3/1/2029	200,000		214,688
Federal Realty Investment, Sr. Unscd. Notes	4.50	12/1/2044	200,000		226,590
HCP, Sr. Unscd. Notes	4.25	11/15/2023	400,000		424,991
HCP, Sr. Unscd. Notes	6.75	2/1/2041	300,000		404,911
Host Hotels & Resorts, Sr. Unscd. Notes	6.00	10/1/2021	500,000		529,838
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/2023	250,000		253,779
Kimco Realty, Sr. Unscd. Notes	3.20	5/1/2021	250,000		252,646
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/2023	400,000		425,139
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/2024	500,000		523,231
Realtyome, Sr. Unscd. Notes	3.88	7/15/2024	500,000		530,136
Simon Property Group, Sr. Unscd. Notes	2.50	7/15/2021	750,000		752,810
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/2040	150,000		213,780
Ventas Realty, Gtd. Notes	4.00	3/1/2028	300,000		317,985
Ventas Realty, Gtd. Notes	4.88	4/15/2049	200,000		224,574
Vereit Operating Partner, Gtd. Notes	3.95	8/15/2027	500,000		522,086
Weingarten Realty Investors, Sr. Unscd. Notes	3.38	10/15/2022	250,000		254,114
Welltower, Sr. Unscd. Notes	4.13	3/15/2029	200,000		214,084
Welltower, Sr. Unscd. Notes	4.95	1/15/2021	600,000		617,981
Weyerhaeuser, Sr. Unscd. Debs.	7.38	3/15/2032	500,000		694,330
				10,411,249
Retailing - .7%
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	500,000	[a]	507,044
Costco Wholesale, Sr. Unscd. Notes	2.25	2/15/2022	500,000		501,477
Costco Wholesale, Sr. Unscd. Notes	3.00	5/18/2027	100,000		103,726
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	95,000		99,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Retailing - .7% (continued)
Home Depot, Sr. Unscd. Notes	2.00	4/1/2021	300,000		299,346
Home Depot, Sr. Unscd. Notes	4.88	2/15/2044	500,000		610,194
Home Depot, Sr. Unscd. Notes	5.88	12/16/2036	300,000		404,693
Loew's, Sr. Unscd. Notes	4.05	5/3/2047	120,000		120,603
Lowe's, Sr. Unscd. Notes	3.13	9/15/2024	500,000		516,253
Lowe's, Sr. Unscd. Notes	3.65	4/5/2029	80,000		83,977
Lowe's, Sr. Unscd. Notes	4.38	9/15/2045	250,000		262,840
Lowe's, Sr. Unscd. Notes	4.55	4/5/2049	80,000		86,964
McDonald's, Sr. Unscd. Notes	2.75	12/9/2020	300,000		301,885
McDonald's, Sr. Unscd. Notes	4.88	12/9/2045	465,000		537,650
QVC, Sr. Scd. Notes	5.45	8/15/2034	250,000		246,124
Starbucks, Sr. Unscd. Notes	4.30	6/15/2045	100,000		106,822
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	250,000		274,409
Starbucks, Sr. Unscd. Notes	4.50	11/15/2048	60,000		66,317
Target, Sr. Unscd. Notes	2.50	4/15/2026	400,000	[a]	404,410
Target, Sr. Unscd. Notes	3.90	11/15/2047	50,000		54,047
Walgreens Boots Alliance, Sr. Unscd. Notes	3.30	11/18/2021	400,000		407,501
Walgreens Boots Alliance, Sr. Unscd. Notes	4.50	11/18/2034	400,000		413,864
Walmart, Sr. Unscd. Notes	3.25	7/8/2029	90,000		95,801
Walmart, Sr. Unscd. Notes	3.40	6/26/2023	265,000		277,346
Walmart, Sr. Unscd. Notes	3.95	6/28/2038	90,000		101,706
Walmart, Sr. Unscd. Notes	4.05	6/29/2048	180,000		207,329
Walmart Stores, Sr. Unscd. Notes	2.35	12/15/2022	300,000		302,120
Walmart Stores, Sr. Unscd. Notes	3.63	12/15/2047	800,000		862,150
				8,255,605
Semiconductors & Semiconductor Equipment - .5%
Analog Devices, Sr. Unscd. Notes	2.95	1/12/2021	300,000		302,219
Applied Materials, Sr. Unscd. Notes	3.90	10/1/2025	500,000		537,537
Broadcom, Gtd. Notes	3.00	1/15/2022	760,000		763,265
Broadcom, Gtd. Notes	3.50	1/15/2028	110,000		103,636
Broadcom, Gtd. Notes	3.63	10/15/2024	245,000	[b]	245,898
Broadcom, Gtd. Notes	3.88	1/15/2027	300,000		293,104
Broadcom, Gtd. Notes	4.75	4/15/2029	210,000	[b]	214,420
Intel, Sr. Unscd. Notes	3.15	5/11/2027	110,000		115,559
Intel, Sr. Unscd. Notes	3.30	10/1/2021	850,000		870,796
Intel, Sr. Unscd. Notes	3.73	12/8/2047	120,000		127,124
Intel, Sr. Unscd. Notes	4.10	5/11/2047	80,000		89,035
Nvidia, Sr. Unscd. Notes	2.20	9/16/2021	250,000		249,405
NXP BV / NXP Funding, Gtd. Notes	4.88	3/1/2024	200,000	[b]	214,696
NXP BV / NXP Funding, Gtd. Notes	5.35	3/1/2026	100,000	[b]	111,367
NXP BV / NXP Funding, Gtd. Notes	5.55	12/1/2028	100,000	[b]	113,257
Qualcomm, Sr. Unscd. Notes	4.30	5/20/2047	120,000		128,324

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Semiconductors & Semiconductor Equipment - .5% (continued)
Qualcomm, Sr. Unscd. Notes	4.65	5/20/2035	140,000		158,364
Qualcomm, Sr. Unscd. Notes	4.80	5/20/2045	210,000		239,426
Texas Instruments, Sr. Unscd. Notes	4.15	5/15/2048	80,000		92,780
Xilinx, Sr. Unscd. Notes	3.00	3/15/2021	500,000		503,814
				5,474,026
Supranational Bank - 1.4%
African Development Bank, Sr. Unscd. Notes	2.38	9/23/2021	500,000		504,430
African Development Bank, Sr. Unscd. Notes	2.63	3/22/2021	500,000		505,309
African Development Bank, Sr. Unscd. Notes	3.00	9/20/2023	300,000		313,024
Asian Development Bank, Sr. Unscd. Notes	1.75	6/8/2021	500,000		498,296
Asian Development Bank, Sr. Unscd. Notes	1.75	9/13/2022	295,000		293,794
Asian Development Bank, Sr. Unscd. Notes	1.88	7/19/2022	170,000		170,024
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	1,000,000		1,003,604
Asian Development Bank, Sr. Unscd. Notes	2.75	3/17/2023	500,000		515,432
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		94,661
Corp Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	500,000		508,005
European Investment Bank, Sr. Unscd. Bonds	2.25	6/24/2024	160,000		162,833
European Investment Bank, Sr. Unscd. Bonds	2.88	9/15/2020	1,000,000		1,009,082
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	1,000,000		998,650
European Investment Bank, Sr. Unscd. Notes	2.00	3/15/2021	1,000,000		1,000,577
European Investment Bank, Sr. Unscd. Notes	2.25	3/15/2022	500,000		504,482
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	[a]	514,828
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	305,000		311,814
European Investment Bank, Sr. Unscd. Notes	2.63	5/20/2022	500,000		510,129
European Investment Bank, Sr. Unscd. Notes	2.88	12/15/2021	300,000	[a]	306,642
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000		1,010,544

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Supranational Bank - 1.4% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	1.88	7/23/2021	50,000		49,962
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		80,242
Inter-American Development Bank, Sr. Unscd. Notes	2.13	1/18/2022	370,000		372,003
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	225,000		229,644
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000		325,899
International Bank For Reconstruction & Development, Sr. Unscd. Bonds	2.50	7/29/2025	1,000,000		1,032,084
International Bank For Reconstruction & Development, Sr. Unscd. Bonds	7.63	1/19/2023	300,000		357,559
International Bank For Reconstruction & Development, Sr. Unscd. Notes	1.38	9/20/2021	430,000		425,367
International Bank For Reconstruction & Development, Sr. Unscd. Notes	1.75	4/19/2023	500,000		497,933
International Bank For Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	620,000		621,773
International Bank For Reconstruction & Development, Sr. Unscd. Notes	2.75	7/23/2021	1,000,000		1,016,349
International Finance, Sr. Unscd. Notes	1.13	7/20/2021	300,000		295,363
				16,040,338
Technology Hardware & Equipment - .6%
Apple, Sr. Unscd. Notes	2.00	11/13/2020	500,000		499,764
Apple, Sr. Unscd. Notes	2.30	5/11/2022	210,000		211,273
Apple, Sr. Unscd. Notes	2.40	1/13/2023	160,000		161,557
Apple, Sr. Unscd. Notes	2.50	2/9/2022	300,000		302,840
Apple, Sr. Unscd. Notes	3.20	5/11/2027	200,000		208,525
Apple, Sr. Unscd. Notes	3.35	2/9/2027	500,000		526,789
Apple, Sr. Unscd. Notes	3.45	5/6/2024	500,000		527,390
Apple, Sr. Unscd. Notes	3.75	11/13/2047	90,000		95,245
Apple, Sr. Unscd. Notes	4.25	2/9/2047	300,000		339,558
Apple, Sr. Unscd. Notes	4.45	5/6/2044	500,000		580,643
Dell International, Sr. Scd. Notes	6.02	6/15/2026	200,000	[b]	221,178
Dell International, Sr. Scd. Notes	8.35	7/15/2046	260,000	[b]	331,714
Hewlett Packard, Sr. Unscd. Notes	6.00	9/15/2041	200,000		222,566
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	500,000		549,596

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Technology Hardware & Equipment - .6% (continued)
International Business Machines, Sr. Unscd. Notes	2.80	5/13/2021	250,000	252,271
International Business Machines, Sr. Unscd. Notes	2.85	5/13/2022	250,000	253,445
International Business Machines, Sr. Unscd. Notes	3.00	5/15/2024	320,000	327,727
International Business Machines, Sr. Unscd. Notes	3.30	5/15/2026	250,000	259,926
International Business Machines, Sr. Unscd. Notes	3.45	2/19/2026	230,000	241,952
International Business Machines, Sr. Unscd. Notes	3.50	5/15/2029	220,000	230,553
International Business Machines, Sr. Unscd. Notes	4.15	5/15/2039	105,000	114,373
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	160,000	173,293
International Business Machines, Sr. Unscd. Notes	5.60	11/30/2039	300,000	383,352
Seagate HDD, Gtd. Bonds	4.75	6/1/2023	400,000	415,076
				7,430,606
Telecommunication Services - 1.3%
America Movil, Gtd. Notes	6.13	3/30/2040	200,000	263,291
America Movil, Gtd. Notes	6.38	3/1/2035	100,000	131,845
America Movil, Sr. Unscd. Notes	4.38	4/22/2049	200,000	220,144
AT&T, Sr. Unscd. Notes	2.80	2/17/2021	490,000	493,097
AT&T, Sr. Unscd. Notes	4.30	2/15/2030	907,000	975,882
AT&T, Sr. Unscd. Notes	4.35	3/1/2029	160,000	172,990
AT&T, Sr. Unscd. Notes	4.50	5/15/2035	500,000	531,946
AT&T, Sr. Unscd. Notes	4.50	3/9/2048	341,000	350,019
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	400,000	412,716
AT&T, Sr. Unscd. Notes	4.85	7/15/2045	300,000	322,645
AT&T, Sr. Unscd. Notes	4.85	3/1/2039	110,000	120,158
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	75,000	84,746
AT&T, Sr. Unscd. Notes	5.70	3/1/2057	360,000	433,460
AT&T, Sr. Unscd. Notes	6.00	8/15/2040	400,000	482,346
British Telecommunications, Sr. Unscd. Notes	9.63	12/15/2030	175,000	264,434
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/2026	500,000	520,409
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	250,000	334,390
Corning, Sr. Unscd. Notes	4.38	11/15/2057	50,000	49,864
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/2030	300,000	439,109
Juniper Networks, Sr. Unscd. Notes	4.35	6/15/2025	200,000	213,089
Koninklijke KPN, Sr. Unscd. Bonds	8.38	10/1/2030	250,000	334,805
Orange, Sr. Unscd. Notes	9.00	3/1/2031	300,000	462,095

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Telecommunication Services - 1.3% (continued)
Rogers Communications, Gtd. Notes	7.50	8/15/2038	125,000		182,272
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	300,000		338,425
Telefonica Emisiones, Gtd. Notes	7.05	6/20/2036	250,000		337,612
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	787,000		821,823
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	977,000	[b]	1,061,004
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	250,000		277,200
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	220,000		248,921
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/2046	400,000		466,606
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/2054	90,000		106,720
Verizon Communications, Sr. Unscd. Notes	5.01	4/15/2049	330,000		390,989
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/2023	1,000,000		1,110,902
Verizon Communications, Sr. Unscd. Notes	5.25	3/16/2037	365,000		440,417
Vodafone Group, Sr. Unscd. Bonds	6.15	2/27/2037	250,000		306,795
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	225,000		244,661
Vodafone Group, Sr. Unscd. Notes	5.00	5/30/2038	60,000		66,205
Vodafone Group, Sr. Unscd. Notes	5.13	6/19/2059	110,000		121,736
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	180,000		202,709
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/2030	125,000		169,795
				14,508,272
Transportation - .5%
Burlington Northern Santa Fe, Sr. Unscd. Debs.	3.05	3/15/2022	200,000		203,678
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/2044	300,000		347,668
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/2037	300,000		402,666
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/2025	100,000		125,101
Canadian Pacific Railway, Sr. Unscd. Notes	6.13	9/15/2115	220,000		308,273
CSX, Sr. Unscd. Notes	3.70	11/1/2023	500,000		524,316
CSX, Sr. Unscd. Notes	3.80	3/1/2028	200,000		214,863
CSX, Sr. Unscd. Notes	4.30	3/1/2048	50,000		54,479
CSX, Sr. Unscd. Notes	4.50	8/1/2054	250,000		276,621
CSX, Sr. Unscd. Notes	4.75	11/15/2048	100,000		116,417
FedEx, Gtd. Notes	4.00	1/15/2024	250,000		265,902
FedEx, Gtd. Notes	4.75	11/15/2045	400,000		424,238

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Transportation - .5% (continued)
Kansas City Southern, Gtd. Notes	4.95	8/15/2045	300,000		343,029
Norfolk Southern, Sr. Unscd. Bonds	4.84	10/1/2041	350,000		406,876
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/2024	300,000		316,592
Union Pacific, Sr. Unscd. Notes	2.75	4/15/2023	400,000		404,705
Union Pacific, Sr. Unscd. Notes	3.95	9/10/2028	105,000		114,323
Union Pacific, Sr. Unscd. Notes	4.30	3/1/2049	55,000		61,008
Union Pacific, Sr. Unscd. Notes	4.80	9/10/2058	110,000		127,009
Union Pacific, Sr. Unscd. Notes	4.82	2/1/2044	325,000		375,488
United Parcel Service, Sr. Unscd. Notes	3.13	1/15/2021	500,000		507,225
United Parcel Service, Sr. Unscd. Notes	3.75	11/15/2047	80,000		83,664
				6,004,141
U.S. Government Agencies - .7%
Federal Home Loan Bank, Sr. Unscd. Bonds	5.50	7/15/2036	480,000		668,487
Federal Home Loan Bank, Sr. Unscd. Bonds	5.63	6/11/2021	1,200,000		1,280,748
Federal Home Loan Mortgage, Sr. Unscd. Notes	2.38	1/13/2022	1,000,000	[c]	1,011,140
Federal Home Loan Mortgage Corp., Sr. Unscd. Notes	6.25	7/15/2032	1,000,000	[c]	1,431,849
Federal National Mortgage Association, Sr. Unscd. Notes	6.25	5/15/2029	540,000	[c]	730,705
Federal National Mortgage Association, Sr. Unscd. Notes	6.63	11/15/2030	1,000,000	[c]	1,428,355
Financing, Scd. Bonds	8.60	9/26/2019	40,000		40,399
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		933,512
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		239,224
				7,764,419
U.S. Government Agencies Mortgage-Backed - 28.2%
Federal Home Loan Bank, Sr. Unscd. Bonds	2.63	12/10/2021	1,500,000		1,524,419
Federal Home Loan Banks, Sr. Unscd. Bonds	2.63	10/1/2020	1,000,000		1,007,288
Federal Home Loan Banks, Sr. Unscd. Bonds	3.38	12/8/2023	500,000		530,853
Federal Home Loan Mortgage, Sr. Unscd. Notes	1.88	11/17/2020	1,000,000	[c]	998,282
Federal National Mortgage Association, Sr. Unscd. Notes	1.25	8/17/2021	500,000	[c]	493,599
Federal National Mortgage Association, Sr. Unscd. Notes	1.38	10/7/2021	700,000	[c]	691,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Agencies Mortgage-Backed - 28.2% (continued)
Federal National Mortgage Association, Sr. Unscd. Notes	1.88	12/28/2020	1,400,000	[c]	1,397,990
Federal Home Loan Mortgage Corp.:
2.00%, 8/1/28-3/1/32			445,569	[c]	443,550
2.50%, 3/1/28-2/1/47			5,365,148	[c]	5,400,657
3.00%, 9/1/21-10/1/48			21,820,238	[c]	22,225,455
3.50%, 1/1/21-5/1/49			18,537,621	[c]	19,195,762
4.00%, 4/1/24-11/1/48			14,768,762	[c]	15,533,072
4.50%, 5/1/23-12/1/48			5,889,753	[c]	6,292,440
5.00%, 5/1/23-9/1/48			1,931,752	[c]	2,103,775
5.50%, 10/1/20-9/1/39			1,083,363	[c]	1,199,642
6.00%, 6/1/22-7/1/39			590,896	[c]	669,082
6.50%, 4/1/26-9/1/37			138,909	[c]	157,039
7.00%, 12/1/24-9/1/31			22,511	[c]	25,019
7.50%, 2/1/23-11/1/33			8,340	[c]	8,764
8.00%, 7/1/20-10/1/31			6,248	[c]	7,089
8.50%, 6/1/30			342	[c]	400
Federal National Mortgage Association:
2.00%, 7/1/28-3/1/32			886,698	[c]	881,568
2.50%, 7/1/27-2/1/47			7,375,415	[c]	7,417,718
3.00%, 10/1/26-7/1/48			32,965,696	[c]	33,573,729
3.50%			17,175,000	[c,d]	17,597,070
3.50%, 8/1/25-6/1/49			29,866,081	[c]	30,937,574
4.00%			12,350,000	[c,d]	12,784,180
4.00%, 7/1/24-4/1/49			22,977,691	[c]	24,138,209
4.50%			2,575,000	[c,d]	2,699,088
4.50%, 4/1/23-4/1/49			11,109,203	[c]	11,835,863
5.00%			325,000	[c,d]	345,211
5.00%, 4/1/20-6/1/49			3,490,582	[c]	3,796,621
5.50%, 1/1/32-12/1/38			1,807,637	[c]	2,003,624
6.00%, 5/1/24-11/1/38			1,097,584	[c]	1,236,360
6.50%, 10/1/21-12/1/37			352,254	[c]	397,522
7.00%, 8/1/23-7/1/32			29,029	[c]	32,529
7.50%, 4/1/26-6/1/31			18,429	[c]	20,291
8.00%, 3/1/22-8/1/30			5,404	[c]	5,908
8.50%, 7/1/30			180	[c]	210
Government National Mortgage Association:
3.00%			9,650,000	[d]	9,857,513
3.50%			16,275,000	[d]	16,825,749
4.00%			6,950,000	[d]	7,217,989
4.50%			3,250,000	[d]	3,384,526
5.00%			800,000	[d]	837,937

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Agencies Mortgage-Backed - 28.2% (continued)
Government National Mortgage Association I:
2.50%, 2/1/28-9/1/46			198,675		199,523
3.00%, 9/1/42-8/1/45			1,268,773		1,298,458
3.50%, 2/1/26-8/1/45			1,259,091		1,310,261
4.00%, 2/1/41-9/1/45			1,509,407		1,606,529
4.50%, 3/1/39-2/1/41			1,484,133		1,603,637
5.00%, 7/1/33-4/1/40			2,170,121		2,382,147
5.50%, 9/1/20-11/1/38			754,310		832,007
6.00%, 1/1/29-12/1/37			141,183		159,698
6.50%, 2/1/24-11/1/33			69,677		77,466
7.00%, 10/1/27-8/1/32			40,935		45,699
7.50%, 12/1/23-11/1/30			18,670		18,859
8.00%, 8/1/24-3/1/32			9,259		10,824
8.25%, 6/1/27			896		941
8.50%, 10/1/26			3,777		3,822
9.00%, 2/1/22-2/1/23			3,559		3,575
Government National Mortgage Association II:
2.50%, 3/1/27-4/1/47			811,492		819,210
3.00%, 11/1/27-4/1/48			9,696,434		9,950,870
3.50%, 9/1/28-6/1/48			14,675,682		15,261,216
4.00%, 9/1/43-1/1/49			11,978,495		12,550,377
4.50%, 7/1/41-12/1/48			5,737,509		6,055,056
5.00%, 1/1/39-11/1/48			2,238,324		2,404,842
5.50%, 10/1/31-6/1/41			452,815		502,611
6.50%, 2/1/28			367		415
8.50%, 7/1/25			148		159
				324,831,065
Collateralized Municipal-Backed Securities - .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/1/2021	821,386	[c]	832,407
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K032, Cl. A1	3.02	2/1/2023	281,842	[c]	285,856
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K039, Cl. A2	3.30	7/1/2024	1,000,000	[c]	1,048,660
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/1/2024	648,000	[c]	674,158

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Collateralized Municipal-Backed Securities - .8% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A	3.33	5/1/2025	1,000,000	[c]	1,058,732
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/1/2026	1,300,000	[c]	1,321,164
Federal National Mortgage Association, Ser. 2010-M7, Cl. A2	3.66	11/1/2020	189,990	[c]	191,680
Federal National Mortgage Association, Ser. 2013-M14, Cl. APT	2.62	4/1/2023	544,407	[c]	552,861
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.08	6/1/2027	975,000	[c]	1,020,881
Federal National Mortgage Association, Ser. 2017-M8, Cl. A1	2.65	5/1/2027	551,904	[c]	559,432
Federal National Mortgage Association, Ser. 2018-M1, Cl. A2	2.99	12/1/2027	1,000,000	[c]	1,041,474
Federal National Mortgage Association, Ser. 2018-M10, Cl. A2	3.38	7/1/2028	750,000	[c]	804,652
				9,391,957
U.S. Government Securities - 39.4%
U.S. Treasury Bonds	2.25	8/15/2046	3,770,000		3,559,778
U.S. Treasury Bonds	2.50	2/15/2045	3,555,000		3,540,766
U.S. Treasury Bonds	2.50	2/15/2046	2,400,000		2,386,828
U.S. Treasury Bonds	2.50	5/15/2046	3,040,000		3,022,247
U.S. Treasury Bonds	2.75	11/15/2042	1,892,000		1,983,422
U.S. Treasury Bonds	2.75	8/15/2042	1,150,000		1,206,736
U.S. Treasury Bonds	2.75	8/15/2047	540,000		563,193
U.S. Treasury Bonds	2.75	11/15/2047	2,280,000		2,378,102
U.S. Treasury Bonds	2.88	5/15/2049	2,185,000		2,340,895
U.S. Treasury Bonds	2.88	5/15/2043	2,917,000		3,119,766
U.S. Treasury Bonds	2.88	8/15/2045	3,720,000		3,973,352
U.S. Treasury Bonds	2.88	11/15/2046	3,000,000		3,208,066
U.S. Treasury Bonds	3.00	2/15/2047	1,950,000		2,136,697
U.S. Treasury Bonds	3.00	5/15/2045	3,640,000		3,977,482
U.S. Treasury Bonds	3.00	2/15/2049	1,810,000	[a]	1,985,273
U.S. Treasury Bonds	3.00	8/15/2048	2,275,000	[a]	2,493,213
U.S. Treasury Bonds	3.00	2/15/2048	2,450,000		2,681,554
U.S. Treasury Bonds	3.00	5/15/2047	2,685,000		2,939,131
U.S. Treasury Bonds	3.00	11/15/2044	1,970,000		2,150,417
U.S. Treasury Bonds	3.13	8/15/2044	2,015,000		2,246,804
U.S. Treasury Bonds	3.13	5/15/2048	1,475,000		1,653,642
U.S. Treasury Bonds	3.13	2/15/2043	390,000		434,934
U.S. Treasury Bonds	3.13	2/15/2042	1,500,000		1,677,275

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Securities - 39.4% (continued)
U.S. Treasury Bonds	3.38	5/15/2044	490,000		569,118
U.S. Treasury Bonds	3.38	11/15/2048	1,800,000		2,116,723
U.S. Treasury Bonds	3.50	2/15/2039	665,000		789,506
U.S. Treasury Bonds	3.63	2/15/2044	3,070,000		3,708,044
U.S. Treasury Bonds	3.63	8/15/2043	3,245,000		3,916,690
U.S. Treasury Bonds	3.75	8/15/2041	1,120,000		1,374,625
U.S. Treasury Bonds	3.75	11/15/2043	1,635,000		2,012,232
U.S. Treasury Bonds	4.25	5/15/2039	1,190,000		1,555,925
U.S. Treasury Bonds	4.38	2/15/2038	820,000		1,083,489
U.S. Treasury Bonds	4.63	2/15/2040	740,000		1,015,245
U.S. Treasury Bonds	4.75	2/15/2041	2,650,000		3,705,963
U.S. Treasury Bonds	4.75	2/15/2037	1,165,000		1,594,548
U.S. Treasury Bonds	5.25	11/15/2028	398,500		508,430
U.S. Treasury Bonds	5.25	2/15/2029	345,000		442,489
U.S. Treasury Bonds	5.38	2/15/2031	400,000	[a]	536,750
U.S. Treasury Bonds	5.50	8/15/2028	810,000		1,045,659
U.S. Treasury Bonds	6.00	2/15/2026	415,000		519,504
U.S. Treasury Bonds	6.13	11/15/2027	1,470,000		1,939,596
U.S. Treasury Bonds	6.25	8/15/2023	1,110,000		1,300,803
U.S. Treasury Bonds	7.13	2/15/2023	1,490,000		1,759,189
U.S. Treasury Bonds	7.25	8/15/2022	275,000		318,699
U.S. Treasury Bonds	7.63	2/15/2025	700,000		911,559
U.S. Treasury Bonds	8.13	5/15/2021	190,000		210,492
U.S. Treasury Notes	1.13	8/31/2021	2,000,000		1,969,375
U.S. Treasury Notes	1.13	9/30/2021	1,885,000		1,855,548
U.S. Treasury Notes	1.13	2/28/2021	2,000,000		1,974,844
U.S. Treasury Notes	1.25	7/31/2023	1,520,000		1,486,097
U.S. Treasury Notes	1.25	3/31/2021	3,515,000		3,476,143
U.S. Treasury Notes	1.38	9/30/2020	3,095,000		3,072,755
U.S. Treasury Notes	1.38	10/31/2020	3,325,000		3,300,192
U.S. Treasury Notes	1.38	6/30/2023	2,035,000		2,000,143
U.S. Treasury Notes	1.38	1/31/2021	700,000		694,094
U.S. Treasury Notes	1.38	9/30/2023	395,000		387,748
U.S. Treasury Notes	1.38	8/31/2023	2,180,000		2,140,999
U.S. Treasury Notes	1.50	2/28/2023	895,000		884,826
U.S. Treasury Notes	1.50	8/15/2020	865,000		860,286
U.S. Treasury Notes	1.50	1/31/2022	1,720,000	[a]	1,705,689
U.S. Treasury Notes	1.50	8/15/2026	3,380,000		3,286,127
U.S. Treasury Notes	1.63	2/15/2026	3,520,000		3,459,363
U.S. Treasury Notes	1.63	6/30/2021	2,090,000		2,079,550
U.S. Treasury Notes	1.63	4/30/2023	1,460,000		1,449,136
U.S. Treasury Notes	1.63	5/15/2026	3,880,000		3,808,766
U.S. Treasury Notes	1.63	5/31/2023	1,610,000		1,597,894

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Securities - 39.4% (continued)
U.S. Treasury Notes	1.63	8/15/2022	55,000		54,667
U.S. Treasury Notes	1.63	8/31/2022	2,355,000		2,340,235
U.S. Treasury Notes	1.63	10/15/2020	5,405,000		5,381,987
U.S. Treasury Notes	1.63	11/30/2020	2,525,000		2,513,756
U.S. Treasury Notes	1.63	11/15/2022	2,335,000		2,319,677
U.S. Treasury Notes	1.75	7/31/2021	2,065,000		2,059,918
U.S. Treasury Notes	1.75	3/31/2022	2,520,000		2,514,438
U.S. Treasury Notes	1.75	2/28/2022	1,500,000		1,496,543
U.S. Treasury Notes	1.75	9/30/2022	2,550,000		2,543,476
U.S. Treasury Notes	1.75	6/30/2024	2,145,000	[a]	2,136,663
U.S. Treasury Notes	1.75	12/31/2020	1,620,000		1,615,222
U.S. Treasury Notes	1.75	7/15/2022	1,965,000		1,960,510
U.S. Treasury Notes	1.75	6/15/2022	1,990,000		1,986,308
U.S. Treasury Notes	1.75	1/31/2023	2,970,000		2,961,589
U.S. Treasury Notes	1.75	4/30/2022	1,500,000		1,496,865
U.S. Treasury Notes	1.75	11/15/2020	1,525,000		1,520,622
U.S. Treasury Notes	1.75	10/31/2020	3,000,000		2,991,387
U.S. Treasury Notes	1.75	7/31/2024	2,120,000		2,112,009
U.S. Treasury Notes	1.75	6/30/2022	990,000	[a]	988,086
U.S. Treasury Notes	1.75	5/31/2022	3,035,000		3,027,531
U.S. Treasury Notes	1.75	11/30/2021	1,360,000		1,356,653
U.S. Treasury Notes	1.75	5/15/2022	1,500,000		1,496,660
U.S. Treasury Notes	1.75	5/15/2023	3,920,000		3,907,903
U.S. Treasury Notes	1.88	6/30/2026	1,675,000		1,670,878
U.S. Treasury Notes	1.88	5/31/2022	1,000,000		1,001,309
U.S. Treasury Notes	1.88	7/31/2026	1,655,000		1,650,701
U.S. Treasury Notes	1.88	1/31/2022	1,560,000		1,560,701
U.S. Treasury Notes	1.88	2/28/2022	2,100,000		2,101,600
U.S. Treasury Notes	1.88	8/31/2022	1,000,000		1,001,211
U.S. Treasury Notes	1.88	3/31/2022	1,980,000		1,982,668
U.S. Treasury Notes	1.88	4/30/2022	305,000		305,280
U.S. Treasury Notes	1.88	11/30/2021	2,800,000		2,801,367
U.S. Treasury Notes	1.88	10/31/2022	1,010,000		1,011,322
U.S. Treasury Notes	1.88	7/31/2022	2,800,000		2,802,953
U.S. Treasury Notes	1.88	12/15/2020	1,000,000		998,770
U.S. Treasury Notes	1.75	11/30/2020	398,000		398,187
U.S. Treasury Notes	2.00	10/31/2021	2,645,000		2,652,904
U.S. Treasury Notes	2.00	1/15/2021	1,950,000		1,951,409
U.S. Treasury Notes	2.00	11/30/2022	2,030,000		2,040,665
U.S. Treasury Notes	2.00	4/30/2024	1,185,000		1,193,633
U.S. Treasury Notes	2.00	10/31/2022	3,340,000		3,356,896
U.S. Treasury Notes	2.00	8/15/2025	2,765,000		2,783,415
U.S. Treasury Notes	2.00	2/15/2025	2,660,000		2,679,534

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Securities - 39.4% (continued)
U.S. Treasury Notes	2.00	11/15/2021	2,430,000		2,438,448
U.S. Treasury Notes	2.00	7/31/2022	1,840,000		1,849,020
U.S. Treasury Notes	2.00	5/31/2024	2,135,000		2,152,222
U.S. Treasury Notes	2.00	9/30/2020	745,000		744,913
U.S. Treasury Notes	2.00	6/30/2024	905,000		911,681
U.S. Treasury Notes	2.00	11/15/2026	4,940,000		4,964,121
U.S. Treasury Notes	2.00	12/31/2021	1,875,000		1,881,775
U.S. Treasury Notes	2.00	2/15/2023	3,745,000		3,766,504
U.S. Treasury Notes	2.13	9/30/2021	2,100,000		2,111,279
U.S. Treasury Notes	2.13	12/31/2021	1,265,000		1,273,153
U.S. Treasury Notes	2.13	6/30/2021	1,770,000		1,777,917
U.S. Treasury Notes	2.13	12/31/2022	4,480,000		4,524,100
U.S. Treasury Notes	2.13	11/30/2023	2,350,000		2,377,998
U.S. Treasury Notes	2.13	8/15/2021	1,825,000		1,833,733
U.S. Treasury Notes	2.13	3/31/2024	1,910,000		1,934,509
U.S. Treasury Notes	2.13	2/29/2024	2,050,000		2,075,865
U.S. Treasury Notes	2.13	5/31/2026	1,690,000		1,712,775
U.S. Treasury Notes	2.13	9/30/2024	1,820,000		1,844,954
U.S. Treasury Notes	2.13	5/15/2025	3,530,000		3,578,951
U.S. Treasury Notes	2.13	6/30/2022	2,500,000		2,521,143
U.S. Treasury Notes	2.13	5/15/2022	2,005,000		2,020,547
U.S. Treasury Notes	2.13	5/31/2021	2,110,000		2,118,160
U.S. Treasury Notes	2.13	7/31/2024	1,140,000		1,155,230
U.S. Treasury Notes	2.25	4/30/2024	2,695,000		2,745,742
U.S. Treasury Notes	2.25	3/31/2021	3,640,000		3,659,195
U.S. Treasury Notes	2.25	11/15/2025	4,235,000		4,324,084
U.S. Treasury Notes	2.25	12/31/2023	1,430,000		1,454,885
U.S. Treasury Notes	2.25	4/15/2022	2,035,000		2,056,622
U.S. Treasury Notes	2.25	2/15/2027	4,700,000		4,803,547
U.S. Treasury Notes	2.25	1/31/2024	2,845,000		2,895,788
U.S. Treasury Notes	2.25	8/15/2027	3,155,000		3,224,324
U.S. Treasury Notes	2.25	12/31/2024	2,000,000		2,040,859
U.S. Treasury Notes	2.25	11/15/2027	2,780,000		2,839,889
U.S. Treasury Notes	2.25	4/30/2021	1,790,000		1,800,209
U.S. Treasury Notes	2.25	7/31/2021	2,000,000		2,014,297
U.S. Treasury Notes	2.25	11/15/2024	3,580,000		3,652,579
U.S. Treasury Notes	1.88	12/31/2020	1,970,000		1,981,274
U.S. Treasury Notes	2.38	3/15/2021	2,695,000		2,714,002
U.S. Treasury Notes	2.38	8/15/2024	2,385,000		2,445,836
U.S. Treasury Notes	2.38	3/15/2022	2,035,000		2,063,856
U.S. Treasury Notes	2.38	2/29/2024	4,000,000		4,095,859
U.S. Treasury Notes	2.38	4/15/2021	1,805,000		1,818,608
U.S. Treasury Notes	2.38	5/15/2029	4,045,000	[a]	4,173,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Securities - 39.4% (continued)
U.S. Treasury Notes	2.38	5/15/2027	3,910,000	4,032,798
U.S. Treasury Notes	2.38	4/30/2026	1,715,000	1,765,445
U.S. Treasury Notes	2.38	1/31/2023	2,055,000	2,092,367
U.S. Treasury Notes	2.50	5/15/2024	2,590,000	2,668,762
U.S. Treasury Notes	2.50	1/31/2025	2,345,000	2,423,777
U.S. Treasury Notes	2.50	8/15/2023	1,640,000	1,682,730
U.S. Treasury Notes	2.50	3/31/2023	2,120,000	2,170,060
U.S. Treasury Notes	2.50	1/15/2022	1,585,000	1,609,394
U.S. Treasury Notes	2.50	2/28/2026	1,635,000	1,695,099
U.S. Treasury Notes	2.50	2/28/2021	2,140,000	2,158,725
U.S. Treasury Notes	2.50	1/31/2024	2,175,000	2,237,191
U.S. Treasury Notes	2.50	1/31/2021	2,125,000	2,142,307
U.S. Treasury Notes	2.50	12/31/2020	2,180,000	2,196,307
U.S. Treasury Notes	2.50	2/15/2022	2,000,000	2,032,227
U.S. Treasury Notes	2.63	8/15/2020	2,170,000	2,183,266
U.S. Treasury Notes	2.63	8/31/2020	2,075,000	2,088,110
U.S. Treasury Notes	2.63	12/15/2021	2,070,000	2,107,923
U.S. Treasury Notes	2.63	12/31/2023	2,235,000	2,309,340
U.S. Treasury Notes	2.63	1/31/2026	390,000	407,108
U.S. Treasury Notes	2.63	2/15/2029	3,415,000	3,596,155
U.S. Treasury Notes	2.63	11/15/2020	2,650,000	2,671,583
U.S. Treasury Notes	2.63	7/15/2021	2,670,000	2,707,390
U.S. Treasury Notes	2.63	2/28/2023	2,105,000	2,162,271
U.S. Treasury Notes	2.63	6/30/2023	2,170,000	2,234,846
U.S. Treasury Notes	2.63	6/15/2021	2,100,000	2,127,850
U.S. Treasury Notes	2.63	5/15/2021	1,610,000	1,629,999
U.S. Treasury Notes	2.75	5/31/2023	1,500,000	1,550,449
U.S. Treasury Notes	2.75	2/15/2024	2,980,000	3,098,909
U.S. Treasury Notes	2.75	11/15/2023	2,865,000	2,972,829
U.S. Treasury Notes	2.75	11/30/2020	2,220,000	2,242,764
U.S. Treasury Notes	2.75	4/30/2023	2,110,000	2,179,482
U.S. Treasury Notes	2.75	7/31/2023	2,180,000	2,256,385
U.S. Treasury Notes	2.75	8/31/2025	1,660,000	1,742,060
U.S. Treasury Notes	2.75	8/31/2023	2,235,000	2,314,971
U.S. Treasury Notes	2.75	8/15/2021	1,050,000	1,068,149
U.S. Treasury Notes	2.75	9/15/2021	2,090,000	2,128,779
U.S. Treasury Notes	2.75	2/15/2028	5,510,000	5,845,228
U.S. Treasury Notes	2.75	6/30/2025	1,605,000	1,682,993
U.S. Treasury Notes	2.75	9/30/2020	2,210,000	2,228,820
U.S. Treasury Notes	2.88	7/31/2025	1,605,000	1,695,093
U.S. Treasury Notes	2.88	8/15/2028	3,420,000	3,668,017
U.S. Treasury Notes	2.88	9/30/2023	2,270,000	2,364,170
U.S. Treasury Notes	2.88	10/15/2021	2,145,000	2,191,545

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Securities - 39.4% (continued)
U.S. Treasury Notes	2.88	5/15/2028	4,925,000	5,277,157
U.S. Treasury Notes	2.88	4/30/2025	2,000,000	2,109,297
U.S. Treasury Notes	2.88	5/31/2025	810,000	854,613
U.S. Treasury Notes	2.88	10/31/2020	2,260,000	2,284,719
U.S. Treasury Notes	2.88	11/30/2023	500,000	521,572
U.S. Treasury Notes	2.88	11/15/2021	2,105,000	2,152,733
U.S. Treasury Notes	2.88	11/30/2025	2,920,000	3,089,839
U.S. Treasury Notes	2.88	10/31/2023	2,320,000	2,418,056
U.S. Treasury Notes	3.00	10/31/2025	1,660,000	1,767,835
U.S. Treasury Notes	3.00	9/30/2025	1,660,000	1,766,927
U.S. Treasury Notes	3.13	5/15/2021	2,700,000	2,757,059
U.S. Treasury Notes	3.13	11/15/2028	3,150,000	3,448,573
U.S. Treasury Notes	3.63	2/15/2021	1,040,000	1,066,386
				453,064,728
Utilities - 2.0%
Alabama Power, Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	200,000	207,648
Ameren Illinois, First Mortgage Bonds	4.50	3/15/2049	250,000	299,446
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2047	110,000	112,429
American Water Capital, Sr. Unscd. Notes	3.85	3/1/2024	250,000	263,252
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	250,000	278,775
Atmos Energy, Sr. Unscd. Notes	4.13	10/15/2044	350,000	388,858
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.80	7/15/2048	445,000	461,115
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/2043	250,000	310,539
Commonwealth Edison, First Mortgage Bonds	4.00	3/1/2049	250,000	276,006
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/2036	471,000	619,758
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	267,928
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-C	4.30	12/1/2056	450,000	497,374
Dominion Energy, Sr. Unscd. Notes, Ser. B	2.75	9/15/2022	200,000	201,145
Dominion Energy, Sr. Unscd. Notes, Ser. C	4.05	9/15/2042	200,000	207,059
Dominion Energy, Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	130,695
DTE Electric, Mortgage Bonds	3.38	3/1/2025	500,000	525,508
DTE Electric, Sr. Scd. Notes	3.45	10/1/2020	350,000	353,674

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Utilities - 2.0% (continued)
Duke Energy, Sr. Unscd. Notes	3.75	4/15/2024	250,000	262,752
Duke Energy Carolinas, First Mortgage Bonds	3.90	6/15/2021	400,000	410,853
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/2042	250,000	269,295
Duke Energy Florida, First Mortgage Bonds	3.40	10/1/2046	300,000	296,136
Duke Energy Florida, First Mortgage Bonds	3.80	7/15/2028	400,000	434,802
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/2038	150,000	215,135
Emera US Finance, Gtd. Notes	4.75	6/15/2046	100,000	111,967
Enel Generacion Chile, Sr. Unscd. Notes	4.25	4/15/2024	250,000	263,641
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	400,000	486,839
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	150,000	172,681
Florida Power & Light, First Mortgage Bonds	3.70	12/1/2047	50,000	53,085
Florida Power & Light, First Mortgage Bonds	3.99	3/1/2049	200,000	223,205
Florida Power & Light, First Mortgage Bonds	4.05	10/1/2044	400,000	446,297
Georgia Power, Sr. Unscd. Notes	3.25	3/30/2027	250,000	256,637
Georgia Power, Sr. Unscd. Notes	3.25	4/1/2026	500,000	514,885
Hydro-Quebec, Gov't Gtd. Debs., Ser. HH	8.50	12/1/2029	400,000	608,591
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	31,740
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/2037	300,000	388,267
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/2046	150,000	151,213
Interstate Power & Light, Sr. Unscd. Notes	4.10	9/26/2028	300,000	325,748
MidAmerican Energy, First Mortgage Bonds	3.50	10/15/2024	400,000	421,907
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/2037	400,000	564,916
NextEra Energy Capital Holdings, Gtd. Debt	5.65	5/1/2079	300,000	316,051
Nisource Finance, Sr. Unscd. Notes	3.49	5/15/2027	420,000	435,931
Oncor Electric Delivery, Sr. Scd. Notes	7.00	5/1/2032	250,000	351,922
Oncor Electric Delivery, Sr. Scd. Notes	5.75	3/15/2029	170,000	211,666
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000	338,372
PPL Capital Funding, Gtd. Notes	3.40	6/1/2023	400,000	410,195

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Utilities - 2.0% (continued)
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/2043	500,000		601,131
Progress Energy, Sr. Unscd. Notes	7.75	3/1/2031	480,000		674,783
Public Service Company of Colorado, First Mortgage Bonds	3.20	11/15/2020	750,000		755,445
Public Service Electric & Gas, First Mortgage Notes	3.25	9/1/2023	300,000		311,350
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/2023	400,000		415,153
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/2022	1,000,000		1,009,412
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000		50,490
South Carolina Electric & Gas, First Mortgage Bonds	6.63	2/1/2032	200,000		265,965
Southern California Edison, First Mortgage Bonds	3.88	6/1/2021	400,000		407,411
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000		87,940
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/2029	450,000		545,255
Southern Company Gas Capital, Gtd. Notes	3.50	9/15/2021	193,000		196,295
Southernwestern Public Service, First Mortgage Bonds	3.40	8/15/2046	350,000		345,071
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	300,000		328,276
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/2044	250,000		280,021
Toledo Edison, Sr. Scd. Notes	6.15	5/15/2037	200,000		259,650
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/2043	500,000		536,011
Washington Gas Light, Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	500,000		506,793
Wisconsin Energy, Sr. Unscd. Bonds	3.55	6/15/2025	140,000		147,218
Wisconsin Public Service Corp, Sr. Unscd. Notes	3.35	11/21/2021	100,000		102,378
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/2036	200,000		263,286
				22,465,272
Total Bonds and Notes (cost $1,121,653,663)			1,160,279,824
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $61,134,136)	2.28		61,134,136	[e]	61,134,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,440,438)	2.28	6,440,438	[e] 6,440,438
Total Investments (cost $1,189,228,237)		106.8%	1,227,854,398
Liabilities, Less Cash and Receivables		(6.8%)	(77,967,335)
Net Assets		100.0%	1,149,887,063

a Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $16,252,814 and the value of the collateral held by the fund was $16,709,253, consisting of cash collateral of $6,440,438 and U.S. Government & Agency securities valued at $10,268,815.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $6,744,316 or .59% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	6,253,170	-	6,253,170
Commercial Mortgage-Backed	-	15,578,988	-	15,578,988
Corporate Bonds	-	318,916,117	-	318,916,117
Foreign Government	-	17,629,475	-	17,629,475
Investment Companies	67,574,573	-	-	67,574,573
Municipal Bonds	-	6,849,905	-	6,849,905
U.S. Government Agencies/ Mortgage-Backed	-	341,987,442	-	341,987,442
U.S. Treasury	-	453,064,728	-	453,064,728
Liabilities ($)
Securities Sold Short:
TBA Sale Commitments	-	(3,389,501)	-	(3,389,501)

†  See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

NOTES

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2019, accumulated net unrealized appreciation on investments was $38,626,161, consisting of $41,062,902 gross unrealized appreciation and $2,436,741 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.